Developed International Equity Select ETF (RNDM)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Australia – 6.1%
1,166	AGL Energy Ltd. (b)	$13,794
8,244	APA Group (b)	63,745
1,491	ASX Ltd. (b)	88,622
8,932	Aurizon Holdings Ltd. (b)	30,394
11,725	AusNet Services (b)	13,547
3,910	BHP Group Ltd. (b)	97,351
3,578	Brambles Ltd. (b)	27,130
2,286	Coca-Cola Amatil Ltd. (b)	13,770
3,830	Coles Group Ltd. (b)	45,529
1,859	Commonwealth Bank of Australia (b)	89,779
11,835	Computershare Ltd. (b)	109,586
514	CSL Ltd. (b)	102,229
18,536	Insurance Australia Group Ltd. (b)	74,392
43,204	Medibank Pvt Ltd. (b)	89,573
7,381	Orica Ltd. (b)	85,358
1,340	Rio Tinto Ltd. (b)	91,755
6,269	Sonic Healthcare Ltd. (b)	132,381
12,587	Suncorp Group Ltd. (b)	80,883
6,759	Sydney Airport (b)	26,675
22,947	Tabcorp Holdings Ltd. (b)	54,124
22,016	Telstra Corp., Ltd. (b)	47,789
3,138	Transurban Group (b)	30,773
1,694	Wesfarmers Ltd. (b)	52,670
1,654	Woolworths Group Ltd. (b)	42,635
		1,504,484
	Austria – 0.2%
133	ANDRITZ AG (b)	4,849
180	CA Immobilien Anlagen AG (b)	6,018
327	Erste Group Bank AG (b) (c)	7,723
267	OMV AG (b)	9,010
413	Raiffeisen Bank International AG (b) (c)	7,382
221	Verbund AG (b)	9,926
229	voestalpine AG (b)	4,945
		49,853
	Belgium – 0.9%
80	Ackermans & van Haaren N.V. (b) (c)	10,475
251	Ageas S.A./N.V. (b)	8,895
1,661	Anheuser-Busch InBev S.A./N.V. (b)	81,881
79	Colruyt S.A. (b)	4,342
119	Elia Group S.A./N.V. (b)	12,946
73	Galapagos N.V. (b) (c)	14,409
133	Groupe Bruxelles Lambert S.A. (b)	11,140
226	KBC Group N.V. (b)	12,984
257	Proximus S.A.D.P. (b)	5,237
51	Sofina S.A. (b)	13,467
151	Solvay S.A. (b)	12,114
142	Telenet Group Holding N.V. (b)	5,851
Shares	Description	Value

	Belgium (Continued)
167	UCB S.A. (b)	$19,380
314	Umicore S.A. (b)	14,822
		227,943
	Bermuda – 0.4%
3,870	CK Infrastructure Holdings Ltd. (b)	20,005
8,250	Haier Electronics Group Co., Ltd. (b)	25,117
4,000	Hongkong Land Holdings Ltd. (b)	16,638
300	Jardine Matheson Holdings Ltd. (b)	12,543
12,009	Kerry Properties Ltd. (b)	31,195
2,750	Nine Dragons Paper Holdings Ltd. (b)	2,515
		108,013
	Canada – 6.3%
965	Alimentation Couche-Tard, Inc., Class B	30,259
1,581	BCE, Inc.	65,937
677	Canadian National Railway Co.	59,896
862	CGI, Inc. (c)	54,307
51	Constellation Software, Inc.	57,585
775	Emera, Inc.	30,495
661	Fairfax Financial Holdings, Ltd.	204,216
793	Fortis, Inc.	30,158
318	George Weston Ltd.	23,295
1,697	Hydro One Ltd. (d) (e)	31,913
2,345	Intact Financial Corp.	223,186
441	Loblaw Cos., Ltd.	21,475
562	Metro, Inc.	23,182
1,335	Open Text Corp.	56,690
1,028	Quebecor, Inc., Class B	22,088
664	Ritchie Bros. Auctioneers, Inc.	27,032
1,537	Saputo, Inc.	36,648
1,401	Shaw Communications, Inc., Class B	22,848
4,102	TELUS Corp.	68,800
334	Thomson Reuters Corp.	22,693
2,723	TMX Group Ltd.	269,231
1,208	Toromont Industries Ltd.	59,946
682	Waste Connections, Inc.	63,895
932	WSP Global, Inc.	57,158
		1,562,933
	Cayman Islands – 0.5%
5,804	CK Asset Holdings Ltd. (b)	34,805
3,566	CK Hutchison Holdings Ltd. (b)	23,092
7,946	Wharf Real Estate Investment Co., Ltd. (b)	38,146
20,167	Xinyi Glass Holdings Ltd. (b)	24,889
		120,932

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark – 2.6%
1,449	Ambu A.S., Class B (b)	$45,806
25	AP Moller - Maersk A.S., Class B (b)	29,300
100	Carlsberg A.S., Class B (b)	13,261
471	Chr Hansen Holding A.S. (b)	48,582
243	Coloplast A.S., Class B (b)	37,876
693	Danske Bank A.S. (b) (c)	9,264
1,590	Demant A.S. (b) (c)	42,137
246	DSV Panalpina A.S. (b)	30,217
174	Genmab A.S. (b) (c)	58,672
788	GN Store Nord A.S. (b)	42,182
1,186	H Lundbeck A.S. (b)	44,812
1,624	ISS A.S. (b) (c)	25,787
585	Novo Nordisk A.S., Class B (b)	38,111
774	Novozymes A.S., Class B (b)	44,873
241	Orsted A.S. (d) (e)	27,812
347	Pandora A.S. (b)	18,951
156	Royal Unibrew A.S. (b) (c)	13,005
60	SimCorp A.S. (b)	6,489
194	Topdanmark A.S. (b)	8,036
318	Tryg A.S. (b)	9,239
368	Vestas Wind Systems A.S. (b)	37,684
		632,096
	Faeroe Islands – 0.1%
150	Bakkafrost P/F (b) (c)	9,484
	Finland – 1.3%
279	Elisa OYJ (b)	16,978
806	Fortum OYJ (b)	15,377
482	Huhtamaki OYJ (b) (c)	19,068
506	Kesko OYJ, Class B (b)	8,661
272	Kone OYJ, Class B (b)	18,760
647	Neles OYJ (b)	21,263
797	Neste OYJ (b)	31,303
10,441	Nokia OYJ (b)	45,626
5,343	Nordea Bank Abp (b) (c)	37,055
195	Orion Oyj, Class B (b)	9,457
1,035	Sampo OYJ, Class A (b)	35,676
1,919	Stora Enso OYJ, Class R (b)	22,969
707	UPM-Kymmene OYJ (b)	20,478
2,102	Wartsila OYJ Abp (b)	17,436
		320,107
	France – 9.3%
895	Air Liquide S.A. (b)	129,405
1,871	Alstom S.A. (b)	87,190
1,079	Alten S.A. (b) (c)	93,234
810	BioMerieux (b)	111,241
28,426	Bollore S.A. (b)	89,695
4,122	Bureau Veritas S.A. (b) (c)	87,425
3,438	Carrefour S.A. (b)	53,317
1,720	Danone S.A. (b)	119,391
1,873	Edenred (b)	82,146
1,727	Engie S.A. (b) (c)	21,418
846	EssilorLuxottica S.A. (b) (c)	108,803
Shares	Description	Value

	France (Continued)
5,168	Eurazeo SE (b) (c)	$265,563
160	Hermes International (b)	134,337
3,003	JCDecaux S.A. (b) (c)	56,097
1,220	Legrand S.A. (b)	92,699
422	L’Oreal S.A. (b)	136,199
298	LVMH Moet Hennessy Louis Vuitton SE (b)	131,566
4,244	Orange S.A. (b)	50,750
779	Pernod Ricard S.A. (b)	122,666
427	Rubis SCA (b)	20,586
1,037	Sanofi (b)	105,758
908	Schneider Electric SE (b)	101,003
1,752	Suez (b)	20,592
835	Veolia Environnement S.A. (b)	18,855
2,538	Vivendi S.A. (b)	65,581
		2,305,517
	Germany – 8.1%
932	BASF SE (b)	52,350
1,432	Beiersdorf AG (b)	162,839
1,189	Brenntag AG (b)	63,041
443	Deutsche Boerse AG (b)	80,173
3,122	Deutsche Post AG (b)	114,640
3,226	Deutsche Telekom AG (b)	54,130
1,596	Deutsche Wohnen SE (b)	71,717
3,467	E.ON SE (b)	39,134
506	Fielmann AG (b)	34,138
963	Fresenius Medical Care AG & Co., KGaA (b)	82,847
1,708	Fresenius SE & Co., KGaA (b)	84,893
427	Hannover Rueck SE (b)	73,796
1,811	Henkel AG & Co., KGaA (Preference Shares) (b)	168,955
539	LEG Immobilien AG (b)	68,364
619	Merck KGaA (b)	72,081
160	Rational AG (b)	89,662
1,227	SAP SE (b)	171,522
2,304	Scout24 AG (b) (d) (e)	178,255
998	Siemens AG (b)	117,701
473	Symrise AG (b)	55,268
16,870	Telefonica Deutschland Holding AG (b)	49,753
1,456	Uniper SE (b)	46,984
1,235	Vonovia SE (b)	75,487
		2,007,730
	Greece – 0.0%
444	Hellenic Telecommunications Organization S.A. (b)	5,998
316	OPAP S.A. (b)	3,011
		9,009
	Hong Kong – 2.0%
3,361	AIA Group Ltd. (b)	31,451
2,311	CLP Holdings, Ltd. (b)	22,697
15,911	Hang Lung Properties Ltd. (b)	37,825

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
1,808	Hang Seng Bank Ltd. (b)	$30,451
7,730	Henderson Land Development Co., Ltd. (b)	29,480
13,011	Hong Kong & China Gas Co., Ltd. (b)	20,221
1,011	Hong Kong Exchanges & Clearing Ltd. (b)	43,060
9,473	Hysan Development Co., Ltd. (b)	30,581
13,794	MTR Corp., Ltd. (b)	71,739
7,389	New World Development Co., Ltd.	35,083
7,333	PCCW Ltd. (b)	4,193
3,546	Power Assets Holdings Ltd. (b)	19,376
24,000	Sino Land Co., Ltd. (b)	30,365
2,292	Sun Hung Kai Properties Ltd. (b)	29,281
3,680	Swire Pacific Ltd., Class A (b)	19,558
17,355	Wharf Holdings (The) Ltd. (b)	35,511
		490,872
	Ireland – 0.6%
1,712	Bank of Ireland Group PLC (b) (c)	3,527
806	CRH PLC (b)	27,743
268	Kerry Group PLC, Class A (b)	33,293
411	Kingspan Group PLC (b)	26,533
1,886	Ryanair Holdings PLC (b) (c)	22,679
779	Smurfit Kappa Group PLC (b)	26,179
		139,954
	Israel – 0.4%
139	Azrieli Group Ltd. (b)	6,335
1,335	Bank Hapoalim BM (b)	7,981
1,451	Bank Leumi Le-Israel BM (b)	7,296
42	Elbit Systems Ltd. (b)	5,772
1,300	ICL Group Ltd. (b)	3,872
2,709	Israel Discount Bank Ltd., Class A (b)	8,262
429	Mizrahi Tefahot Bank Ltd. (b)	8,061
113	Nice, Ltd. (b) (c)	21,301
1,891	Teva Pharmaceutical Industries Ltd. (b) (c)	23,116
		91,996
	Italy – 1.8%
16,822	A2A S.p.A. (b)	23,911
206	Amplifon S.p.A. (b) (c)	5,503
1,535	Assicurazioni Generali S.p.A. (b)	23,317
1,023	ASTM S.p.A. (b) (c)	23,422
4,098	Banca Mediolanum S.p.A. (b)	29,492
980	Buzzi Unicem S.p.A (b)	21,175
32	DiaSorin S.p.A. (b)	6,145
3,007	Enel S.p.A. (b)	26,006
3,361	Eni S.p.A. (b)	32,219
2,298	FinecoBank Banca Fineco S.p.A. (b) (c)	31,101
5,832	Hera S.p.A. (b)	21,898
Shares	Description	Value

	Italy (Continued)
776	Infrastrutture Wireless Italiane S.p.A. (b) (d) (e)	$7,790
12,802	Intesa Sanpaolo S.p.A. (b) (c)	24,601
8,471	Iren S.p.A (b)	21,036
3,820	Italgas S.p.A. (b)	22,231
3,790	Mediobanca Banca di Credito Finanziario S.p.A. (b)	27,369
268	Moncler S.p.A. (b) (c)	10,305
2,468	Poste Italiane S.p.A. (b) (d) (e)	21,559
100	Recordati S.p.A. (b)	5,004
7,371	Snam S.p.A. (b)	35,935
20,581	Telecom Italia S.p.A. (b)	8,116
3,303	Terna Rete Elettrica Nazionale S.p.A (b)	22,783
		450,918
	Japan – 19.4%
5,800	ABC-Martk, Inc. (b)	340,248
9,400	Bridgestone Corp. (b)	303,389
4,200	Chugoku Electric Power (The) Co., Inc. (b)	55,995
2,300	East Japan Railway Co. (b)	159,379
12,300	ITOCHU Corp. (b)	266,145
14,400	Japan Post Bank Co., Ltd. (b)	107,096
17,000	Japan Post Holdings Co., Ltd. (b)	121,323
15,600	Japan Tobacco, Inc. (b)	289,735
4,300	Kyocera Corp. (b)	234,714
6,200	Kyushu Railway Co. (b)	161,099
4,100	MEIJI Holdings Co., Ltd. (b)	326,262
12,100	Mitsubishi Corp. (b)	255,694
116,500	Mizuho Financial Group, Inc. (b)	143,300
4,800	MS&AD Insurance Group Holdings, Inc. (b)	132,186
6,300	Nagoya Railroad Co., Ltd. (b)	177,568
5,900	Nippon Telegraph & Telephone Corp. (b)	137,467
4,500	NTT DOCOMO, Inc. (b)	119,466
3,100	Osaka Gas Co., Ltd. (b)	61,278
3,100	Secom Co., Ltd. (b)	272,002
11,000	Softbank Corp. (b)	140,209
22,300	Sumitomo Corp. (b)	256,482
5,500	Sumitomo Mitsui Financial Group, Inc. (b)	155,220
2,900	Tokio Marine Holdings, Inc. (b)	126,942
11,300	Tokyu Corp. (b)	159,085
4,800	Toyota Motor Corp. (b)	301,844
		4,804,128
	Luxembourg – 0.9%
2,014	ArcelorMittal S.A. (b) (c)	21,332
19,789	B&M European Value Retail S.A. (b)	97,410
2,891	Grand City Properties S.A. (b)	66,864
876	RTL Group S.A. (b) (c)	28,104

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Luxembourg (Continued)
874	Tenaris S.A. (b)	$5,680
		219,390
	Netherlands – 4.0%
527	Aalberts N.V. (b)	17,281
1,800	ABN AMRO Bank N.V. (b) (d) (e)	15,490
15	Adyen N.V. (c) (d) (e)	21,832
5,823	Aegon N.V. (b)	17,213
291	Akzo Nobel N.V. (b)	26,144
107	Argenx SE (b) (c)	24,085
945	ASM International N.V. (b)	145,480
351	ASML Holding N.V. (b)	128,400
587	ASR Nederland N.V. (b)	18,060
1,363	Davide Campari-Milano N.V. (b) (c)	11,527
405	EXOR N.V. (b)	23,246
790	Heineken Holding N.V.	64,659
725	Heineken N.V.	66,841
269	IMCD N.V. (b)	25,367
2,818	ING Groep N.V. (b)	19,644
389	Just Eat Takeaway.com N.V. (b) (c) (d) (e)	40,660
1,257	Koninklijke Ahold Delhaize N.V. (b)	34,258
169	Koninklijke DSM N.V. (b)	23,460
8,187	Koninklijke KPN N.V. (b)	21,777
1,592	Koninklijke Philips N.V. (b) (f)	74,375
240	Koninklijke Vopak N.V. (b)	12,704
548	NN Group N.V. (b)	18,417
354	Randstad N.V. (b)	15,829
645	Signify N.V. (b) (c) (d) (e)	16,583
1,232	Unilever N.V. (b)	65,687
417	Wolters Kluwer N.V.	32,570
		981,589
	New Zealand – 0.3%
1,226	a2 Milk Co., Ltd. (b) (c)	16,048
1,754	Auckland International Airport Ltd. (b)	7,459
630	Fisher & Paykel Healthcare Corp., Ltd. (b)	14,513
1,858	Ryman Healthcare Ltd. (b)	15,763
3,401	Spark New Zealand Ltd. (b)	10,063
215	Xero Ltd. (b) (c)	13,505
		77,351
	Norway – 0.6%
349	Aker ASA, Class A (b)	12,858
1,100	Aker BP ASA (b)	20,356
704	DNB ASA (b) (c)	9,397
1,112	Equinor ASA (b)	16,019
462	Gjensidige Forsikring ASA (b) (c)	8,536
467	Mowi ASA (b)	8,902
3,124	Norsk Hydro ASA (b) (c)	8,715
Shares	Description	Value

	Norway (Continued)
832	Orkla ASA (b)	$7,305
213	Salmar ASA (b) (c)	10,204
526	Schibsted ASA, Class A (b) (c)	13,775
1,211	Telenor ASA (b)	17,682
180	TOMRA Systems ASA (b) (c)	6,649
215	Yara International ASA (b)	7,495
		147,893
	Portugal – 0.2%
4,400	EDP - Energias de Portugal S.A. (b)	21,002
860	Galp Energia SGPS S.A. (b)	9,976
454	Jeronimo Martins SGPS S.A. (b)	7,945
		38,923
	Singapore – 0.8%
7,500	CapitaLand Ltd. (b)	15,845
3,000	City Developments Ltd. (b)	18,333
1,200	DBS Group Holdings Ltd. (b)	18,056
8,000	Genting Singapore Ltd. (b)	4,401
300	Jardine Cycle & Carriage Ltd. (b)	4,378
2,700	Keppel Corp., Ltd. (b)	11,629
2,500	Oversea-Chinese Banking Corp., Ltd. (b)	16,295
1,000	Singapore Airlines Ltd. (b)	2,699
2,300	Singapore Exchange Ltd. (b)	13,841
7,000	Singapore Technologies Engineering Ltd. (b)	16,707
13,600	Singapore Telecommunications Ltd. (b)	24,193
1,100	United Overseas Bank Ltd. (b)	16,073
3,300	UOL Group Ltd. (b)	16,225
5,400	Wilmar International Ltd. (b)	15,972
		194,647
	South Korea – 4.5%
2,292	Hanon Systems (b)	17,370
229	Hyundai Motor Co. (b)	18,811
2,410	Industrial Bank of Korea (b)	16,376
1,002	Kakao Corp. (b)	224,851
214	Kangwon Land, Inc. (b)	3,857
782	Kia Motors Corp. (b)	21,132
891	Korea Electric Power Corp. (b) (c)	14,530
84	Korea Zinc Co., Ltd. (b)	23,537
950	KT Corp., ADR	9,253
272	KT&G Corp. (b)	17,763
592	LG Corp. (b)	35,331
422	LG Electronics, Inc. (b)	22,364
18	LG Household & Health Care Ltd. (b)	20,175
873	LG Uplus Corp. (b)	8,921
917	NAVER Corp. (b)	206,310
31	NCSoft Corp. (b)	23,062
185	POSCO (b)	26,947

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
390	Samsung C&T Corp. (b)	$37,938
3,263	Samsung Electronics Co., Ltd. (b)	144,445
117	Samsung Fire & Marine Insurance Co., Ltd. (b)	17,202
420	Samsung Life Insurance Co., Ltd. (b)	15,791
1,042	Samsung SDS Co., Ltd. (b)	147,388
632	Shinhan Financial Group Co., Ltd. (b)	15,273
53	SK Telecom Co., Ltd. (b)	9,334
2,362	Woori Financial Group, Inc. (b)	17,410
		1,115,371
	Spain – 2.3%
124	Acciona S.A. (b)	12,199
678	ACS Actividades de Construccion y Servicios S.A. (b)	17,424
121	Aena SME S.A. (b) (c) (d) (e)	16,183
671	Amadeus IT Group S.A. (b)	35,229
5,093	Banco Bilbao Vizcaya Argentaria S.A. (b)	17,535
31,663	Banco de Sabadell S.A. (b)	11,125
6,695	Banco Santander S.A. (b)	16,379
14,588	Bankia S.A. (b)	15,596
4,441	Bankinter S.A. (b)	21,286
8,735	CaixaBank S.A. (b)	18,687
686	Cellnex Telecom S.A. (b) (d) (e)	41,899
644	Enagas S.A. (b)	15,755
1,612	Endesa S.A. (b)	39,988
553	Ferrovial S.A. (b)	14,782
828	Grifols S.A. (b)	25,178
3,493	Iberdrola S.A. (b)	40,780
2,077	Industria de Diseno Textil S.A. (b)	55,110
9,541	Mapfre S.A. (b)	17,037
1,947	Naturgy Energy Group S.A. (b)	36,348
1,918	Red Electrica Corp. S.A. (b)	35,885
1,400	Repsol S.A. (b)	12,370
849	Siemens Gamesa Renewable Energy S.A. (b)	15,116
6,812	Telefonica S.A. (b)	32,580
		564,471
	Sweden – 2.6%
1,069	AAK AB (b) (c)	18,451
1,395	Assa Abloy AB, Class B (b)	28,552
784	Atlas Copco AB, Class A (b)	33,387
892	Axfood AB (b)	19,501
1,156	Castellum AB (b)	21,661
1,398	Electrolux AB, Class B (b)	23,521
2,659	Epiroc AB, Class A (b)	33,318
566	Essity AB, Class B (b) (c)	18,351
1,526	Fabege AB (b)	17,947
Shares	Description	Value

	Sweden (Continued)
432	ICA Gruppen AB (b)	$20,535
1,002	Industrivarden AB, Class C (b) (c)	22,840
970	Indutrade AB (b) (c)	38,472
425	Investor AB, Class B (b)	22,545
1,177	Kinnevik AB, Class B (b)	31,070
477	L E Lundbergforetagen AB, Class B (b) (c)	21,743
1,811	Nibe Industrier AB, Class B (b) (c)	40,168
1,371	Saab AB, Class B (b) (c)	34,459
2,437	Securitas AB, Class B (b) (c)	32,954
2,891	Skandinaviska Enskilda Banken AB, Class A (b) (c)	25,096
1,729	Skanska AB, Class B (b) (c)	35,298
2,336	Svenska Handelsbanken AB, Class A (b) (c)	22,181
305	Swedish Match AB (b)	21,519
1,224	Tele2 AB, Class B (b)	16,294
4,574	Telia Co., AB (b)	17,112
2,191	Volvo AB, Class B (b) (c)	34,475
		651,450
	Switzerland – 10.3%
435	Baloise Holding AG (b)	65,533
697	Banque Cantonale Vaudoise (b)	67,876
69	Barry Callebaut AG (b)	131,710
17	Chocoladefabriken Lindt & Spruengli AG (b)	140,409
2,505	Cie Financiere Richemont S.A. (b)	161,573
1,151	Clariant AG (b) (c)	22,653
151	Emmi AG (b)	132,165
31	EMS-Chemie Holding AG (b)	24,084
98	Geberit AG (b)	49,170
62	Georg Fischer AG (b)	53,450
6	Givaudan S.A. (b)	22,428
313	Kuehne + Nagel International AG (b)	52,136
572	Lonza Group AG (b)	302,987
1,337	Nestle S.A. (b)	148,234
2,883	Novartis AG (b)	251,170
83	Partners Group Holding AG (b)	75,587
458	PSP Swiss Property AG (b)	51,587
733	Roche Holding AG (b)	253,948
196	Schindler Holding AG (b)	46,385
19	SGS S.A. (b)	46,543
260	Sika AG (b)	50,121
1,329	Sonova Holding AG (b) (f)	266,033
583	Swiss Prime Site AG (b)	54,082
47	Swisscom AG (b)	24,647
161	Zurich Insurance Group AG (b)	57,047
		2,551,558
	United Kingdom – 9.6%
4,427	Admiral Group PLC (b)	125,545

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
1,487	AstraZeneca PLC (b)	$154,759
10,461	BAE Systems PLC (b)	62,551
3,350	Bunzl PLC (b)	89,857
4,856	Croda International PLC (b)	315,401
4,453	Diageo PLC (b)	148,006
7,086	GlaxoSmithKline PLC (b)	143,135
5,274	Hikma Pharmaceuticals PLC (b)	144,724
21,733	HSBC Holdings PLC (b)	101,006
1,155	Intertek Group PLC (b)	77,791
5,924	National Grid PLC (b)	72,275
1,873	Reckitt Benckiser Group PLC (b)	172,313
3,151	RELX PLC (b)	72,932
11,198	Rightmove PLC (b)	75,693
3,804	Sage Group (The) PLC (b)	31,577
2,460	Severn Trent PLC (b)	75,285
669	Spirax-Sarco Engineering PLC (b)	82,361
17,558	Tate & Lyle PLC (b)	145,147
23,854	Tesco PLC (b)	67,093
2,826	Unilever PLC (b)	152,438
30,662	Wm Morrison Supermarkets PLC (b)	72,232
		2,382,121
	Total Common Stocks	23,760,733
	(Cost $23,302,846)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.5%
	Australia – 0.3%
12,643	Dexus (b)	81,147
	Belgium – 0.1%
80	Cofinimmo S.A. (b)	11,032
364	Warehouses De Pauw CVA (b)	10,000
		21,032
	Canada – 1.0%
6,698	Canadian Apartment Properties REIT	239,729
	Hong Kong – 0.1%
3,667	Link REIT (b)	30,107
	Multinational – 0.1%
261	Unibail-Rodamco-Westfield (b)	14,712
	Singapore – 0.3%
7,600	Ascendas Real Estate Investment Trust (b)	17,437
12,000	CapitaLand Mall Trust (b)	17,027
11,800	Mapletree Commercial Trust (b)	16,511
8,900	Mapletree Industrial Trust (b)	18,514
13,600	Mapletree Logistics Trust (b)	19,093
		88,582
	Spain – 0.1%
1,720	Inmobiliaria Colonial Socimi S.A. (b)	15,208
Shares	Description	Value

	Spain (Continued)
2,162	Merlin Properties Socimi S.A. (b)	$18,017
		33,225
	United Kingdom – 1.5%
3,019	Derwent London PLC (b)	103,850
17,730	Land Securities Group PLC (b)	121,142
12,922	Segro PLC (b)	142,917
		367,909
	Total Real Estate Investment Trusts	876,443
	(Cost $983,277)
	Total Investments – 99.6%	24,637,176
	(Cost $24,286,123) (g)
	Net Other Assets and Liabilities – 0.4%	100,667
	Net Assets – 100.0%	$24,737,843

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $22,576,464 or 91.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (April 1, 2020 through June 30, 2020).

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,179,967 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,828,914. The net unrealized appreciation was $351,053.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 1,562,933	$ 1,562,933	$ —	$ —
Denmark	632,096	27,812	604,284	—
Hong Kong	490,872	35,083	455,789	—
Netherlands	981,589	185,902	795,687	—
South Korea	1,115,371	9,253	1,106,118	—
Other Country Categories*	18,977,872	—	18,977,872	—
Real Estate Investment Trusts:
Canada	239,729	239,729	—	—
Other Country Categories*	636,714	—	636,714	—
Total Investments	$ 24,637,176	$ 2,060,712	$ 22,576,464	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	29.4%
Japanese Yen	19.5
British Pound Sterling	11.6
Swiss Franc	10.4
Canadian Dollar	7.3
Australian Dollar	6.5
South Korean Won	4.5
Hong Kong Dollar	2.9
Swedish Krona	2.8
Danish Krone	2.6
Singapore Dollar	1.1
Norwegian Krone	0.6
Israeli Shekel	0.4
New Zealand Dollar	0.3
United States Dollar	0.1
Total	100.0%

Sector Allocation	% of Total Investments
Industrials	18.8%
Financials	15.6
Consumer Staples	14.3
Health Care	11.2
Consumer Discretionary	8.2
Communication Services	7.9
Real Estate	7.0
Information Technology	6.2
Materials	5.5
Utilities	4.7
Energy	0.6
Total	100.0%

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.3%
	Bermuda – 0.3%
56,000	Beijing Enterprises Water Group Ltd. (b)	$21,975
	Brazil – 10.1%
31,071	Ambev S.A.	80,790
11,926	Atacadao S.A.	43,313
15,189	Banco Bradesco S.A. (Preference Shares)	57,817
10,753	Banco Santander Brasil S.A.	55,405
11,541	BB Seguridade Participacoes S.A.	57,874
1,755	Cia de Saneamento do Parana	10,169
2,206	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	8,482
4,697	Cia Energetica de Minas Gerais (Preference Shares)	9,518
2,571	EDP - Energias do Brasil S.A.	8,236
1,107	Energisa S.A.	9,975
1,204	Eneva S.A. (c)	9,959
1,075	Engie Brasil Energia S.A.	8,320
2,378	Equatorial Energia S.A.	10,154
2,085	Fleury S.A.	9,428
1,476	Hypera S.A.	9,038
12,421	Itau Unibanco Holding S.A. (Preference Shares)	58,130
32,702	Itausa S.A. (Preference Shares)	57,669
25,876	Klabin S.A.	96,736
2,914	Odontoprev S.A.	7,625
26,780	Petrobras Distribuidora S.A.	106,123
6,385	Porto Seguro S.A.	59,199
2,416	Raia Drogasil S.A.	49,145
843	Telefonica Brasil S.A. (Preference Shares)	7,445
3,351	TIM Participacoes S.A.	8,750
1,620	Transmissora Alianca de Energia Eletrica S.A.	8,371
		847,671
	Cayman Islands – 4.5%
19,500	China Conch Venture Holdings Ltd. (b)	82,766
4,600	Tencent Holdings Ltd. (b)	294,758
		377,524
	Chile – 1.1%
170,617	Banco de Chile	15,060
357,261	Banco Santander Chile	14,614
4,232	Cencosud S.A.	5,925
3,421	Empresas CMPC S.A.	6,797
1,215	Empresas COPEC S.A.	8,150
91,249	Enel Americas S.A.	13,775
164,572	Enel Chile S.A.	12,302
1,998	Falabella S.A.	6,324
Shares	Description	Value

	Chile (Continued)
320	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	$8,325
		91,272
	China – 15.6%
279,094	Agricultural Bank of China Ltd., Class H (b)	112,962
292,194	Bank of China Ltd., Class H (b)	108,238
182,897	Bank of Communications Co., Ltd., Class H (b)	113,245
96,197	CGN Power Co., Ltd., Class H (b) (d) (e)	19,945
226,200	China CITIC Bank Corp., Ltd., Class H (b)	99,123
46,800	China Communications Construction Co., Ltd., Class H (b)	26,544
136,598	China Construction Bank Corp., Class H (b)	111,106
150,598	China Minsheng Banking Corp., Ltd., Class H (b)	103,666
173,998	China Petroleum & Chemical Corp., Class H (b)	72,776
22,500	China Shenhua Energy Co., Ltd., Class H (b)	34,919
221,994	China Telecom Corp., Ltd., Class H (b)	62,357
64,200	CRRC Corp., Ltd., Class H (b)	27,256
163,398	Industrial & Commercial Bank of China Ltd., Class H (b)	98,785
338,000	People’s Insurance Co. Group of China (The) Ltd., Class H (b)	99,119
11,600	Ping An Insurance Group Co. of China Ltd., Class H (b)	115,640
183,400	Postal Savings Bank of China Co., Ltd., Class H (b) (d) (e)	105,679
		1,311,360
	Colombia – 0.3%
3,380	Bancolombia S.A. (Preference Shares)	22,216
	Czech Republic – 0.2%
487	CEZ A.S. (b)	10,428
229	Komercni banka A.S. (b) (c)	5,342
		15,770
	Egypt – 0.2%
4,125	Commercial International Bank Egypt SAE (b)	16,598
	Hong Kong – 3.6%
8,900	Beijing Enterprises Holdings Ltd. (b)	29,887
40,600	BOC Hong Kong Holdings Ltd. (b)	129,997

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
57,000	China Everbright International Ltd. (b)	$30,243
28,000	China Merchants Port Holdings Co., Ltd. (b)	33,212
8,900	China Mobile Ltd. (b)	60,093
12,400	Guangdong Investment Ltd. (b)	21,388
		304,820
	Hungary – 0.5%
1,508	MOL Hungarian Oil & Gas PLC (b) (c)	8,915
667	OTP Bank Nyrt (b) (c)	23,449
421	Richter Gedeon Nyrt (b)	8,736
		41,100
	India – 12.7%
1,867	Asian Paints Ltd. (b)	41,741
1,347	Bajaj Auto Ltd. (b)	50,390
3,184	Cipla Ltd. (b)	27,002
2,175	Colgate-Palmolive India Ltd. (b)	40,572
6,054	Dabur India Ltd. (b)	37,392
677	Divi’s Laboratories Ltd. (b)	20,448
431	Dr Reddy’s Laboratories Ltd. (b)	22,576
6,478	Havells India Ltd. (b)	49,703
13,337	HCL Technologies Ltd. (b)	98,426
1,185	Hindustan Unilever Ltd. (b)	34,259
2,283	Lupin Ltd. (b)	27,585
9,913	Marico Ltd. (b)	46,219
47	MRF Ltd. (b)	41,986
167	Nestle India Ltd. (b)	37,918
12,791	NTPC Ltd. (b)	16,273
5,393	Petronet LNG Ltd. (b)	18,456
2,763	Pidilite Industries Ltd. (b)	50,210
6,770	Power Grid Corp. of India Ltd. (b)	15,702
6,068	Ramco Cements (The) Ltd. (b)	50,993
177	Shree Cement Ltd. (b)	54,115
3,187	Tata Consultancy Services Ltd. (b)	87,730
683	Torrent Pharmaceuticals Ltd. (b)	21,476
2,965	United Breweries Ltd. (b)	40,736
6,526	Voltas Ltd. (b)	47,274
29,590	Wipro Ltd. (b)	86,377
		1,065,559
	Indonesia – 2.7%
124,817	Astra International Tbk PT (b)	42,218
15,787	Bank Central Asia Tbk PT (b)	31,587
93,186	Bank Mandiri Persero Tbk PT (b)	32,357
114,165	Bank Negara Indonesia Persero Tbk PT (b)	36,887
144,407	Bank Rakyat Indonesia Persero Tbk PT (b)	30,823
31,430	Perusahaan Gas Negara Tbk PT (b)	2,519
Shares	Description	Value

	Indonesia (Continued)
150,308	Telekomunikasi Indonesia Persero Tbk PT (b)	$32,198
16,504	United Tractors Tbk PT (b)	19,204
		227,793
	Luxembourg – 0.1%
776	PLAY Communications S.A. (b) (d) (e)	5,992
	Malaysia – 3.0%
12,200	Axiata Group Bhd (b)	10,158
1,900	Carlsberg Brewery Malaysia Bhd (b)	11,047
19,500	CIMB Group Holdings Bhd (b)	16,268
10,900	Dialog Group Bhd (b)	9,238
8,300	Gamuda Bhd (b)	7,092
5,800	Genting Bhd (b)	5,586
10,900	Genting Malaysia Bhd (b)	6,483
4,900	Hartalega Holdings Bhd (b)	14,946
5,200	Hong Leong Bank Bhd (b)	17,168
6,500	IHH Healthcare Bhd (b)	8,379
2,300	Kuala Lumpur Kepong Bhd (b)	11,911
9,400	Malayan Banking Bhd (b)	16,517
5,400	Malaysia Airports Holdings Bhd (b)	6,896
3,200	MISC Bhd (b)	5,733
11,100	Petronas Chemicals Group Bhd (b)	16,173
4,400	Public Bank Bhd (b)	16,990
15,000	RHB Bank Bhd (b)	16,813
9,900	Sime Darby Plantation Bhd (b)	11,429
8,300	Tenaga Nasional Bhd (b)	22,569
5,200	Top Glove Corp. Bhd (b)	19,624
		251,020
	Mexico – 3.9%
25,454	Alfa S.A.B. de C.V., Class A	14,297
24,457	Alsea S.A.B. de C.V. (c)	24,058
100,104	America Movil S.A.B. de C.V., Series L	64,327
3,011	Arca Continental S.A.B. de C.V.	13,218
33,043	Cemex S.A.B. de C.V., Series CPO	9,316
3,010	Coca-Cola Femsa S.A.B. de C.V.	13,138
2,010	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	12,477
1,585	Gruma S.A.B. de C.V., Class B	17,181
2,032	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (c)	9,445
1,279	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	9,233
729	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (c)	8,167
8,350	Grupo Bimbo S.A.B. de C.V., Series A	14,008

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Mexico (Continued)
10,224	Grupo Financiero Banorte, S.A.B. de C.V., Class O (c)	$35,377
6,412	Grupo Mexico S.A.B. de C.V., Series B	14,897
13,599	Grupo Televisa S.A.B., Series CPO (c)	14,277
1,573	Infraestructura Energetica Nova S.A.B. de C.V.	4,524
8,015	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	12,494
10,750	Orbia Advance Corp S.A.B. de C.V.	15,888
1,023	Promotora y Operadora de Infraestructura S.A.B. de C.V. (c)	7,388
6,659	Wal-Mart de Mexico S.A.B. de C.V.	15,926
		329,636
	Netherlands – 0.1%
340	X5 Retail Group N.V., GDR (b) (d)	12,059
	Philippines – 1.8%
2,240	Ayala Corp. (b)	35,160
34,610	Ayala Land, Inc. (b)	23,606
10,100	BDO Unibank, Inc. (b)	19,930
2,570	SM Investments Corp. (b)	48,809
36,800	SM Prime Holdings, Inc. (b)	23,668
		151,173
	Poland – 1.2%
667	Bank Polska Kasa Opieki S.A. (b)	9,139
131	CD Projekt S.A. (b) (c)	13,201
267	Dino Polska S.A. (b) (c) (d) (e)	13,601
445	Grupa Lotos S.A. (b)	6,783
350	KGHM Polska Miedz S.A. (b) (c)	8,132
7	LPP S.A. (b) (c)	10,682
414	Polski Koncern Naftowy ORLEN S.A. (b)	6,579
6,701	Polskie Gornictwo Naftowe i Gazownictwo S.A. (b)	7,727
1,655	Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	9,638
1,195	Powszechny Zaklad Ubezpieczen S.A. (b)	8,795
216	Santander Bank Polska S.A. (b) (c)	9,644
		103,921
	Russia – 2.1%
30,452	Alrosa PJSC (b)	27,690
1,945,125	Federal Grid Co. Unified Energy System PJSC (b)	5,126
Shares	Description	Value

	Russia (Continued)
63,611	Inter RAO UES PJSC (b)	$4,359
224	Magnit PJSC (b)	12,708
101	MMC Norilsk Nickel PJSC (b)	26,625
3,874	Mobile TeleSystems PJSC (b)	18,090
3,212	Moscow Exchange MICEX-RTS PJSC (b)	5,124
515,264	RusHydro PJSC (b)	5,323
2,270	Severstal PAO (b)	27,635
23,816	Sistema PJSFC (b)	5,754
5,083	Tatneft PJSC (b)	39,753
		178,187
	South Africa – 6.2%
3,320	Absa Group Ltd. (b)	16,390
751	Aspen Pharmacare Holdings Ltd. (b) (c)	6,238
481	Bid Corp., Ltd. (b)	7,898
821	Bidvest Group (The) Ltd. (b)	6,736
397	Clicks Group Ltd. (b)	4,820
11,409	Exxaro Resources Ltd. (b)	86,115
6,183	FirstRand Ltd. (b)	13,597
1,511	Foschini Group (The) Ltd. (b)	5,616
3,759	Life Healthcare Group Holdings Ltd. (b)	3,621
896	Mr Price Group Ltd. (b)	7,409
1,192	MultiChoice Group (b)	7,289
1,167	Naspers Ltd., Class N (b)	214,472
3,012	Nedbank Group Ltd. (b)	17,661
21,012	Old Mutual Ltd. (b)	14,645
1,687	Pick n Pay Stores Ltd. (b)	4,965
2,772	Remgro Ltd. (b)	16,004
190,370	RMB Holdings Ltd. (b)	18,047
4,874	Sanlam Ltd. (b)	16,580
818	Shoprite Holdings Ltd.	5,028
562	SPAR Group (The) Ltd. (b)	5,560
2,430	Standard Bank Group Ltd. (b)	14,668
389	Tiger Brands Ltd. (b)	4,003
2,664	Vodacom Group Ltd. (b)	18,903
3,704	Woolworths Holdings Ltd. (b)	7,079
		523,344
	Taiwan – 21.6%
33,093	Asustek Computer, Inc. (b)	243,147
23,240	Cathay Financial Holding Co., Ltd. (b)	33,059
43,064	Chang Hwa Commercial Bank Ltd. (b)	28,333
110,563	China Development Financial Holding Corp. (b)	35,553
64,826	China Steel Corp. (b)	45,653
7,870	Chunghwa Telecom Co., Ltd. (b)	31,255
391,187	Compal Electronics, Inc. (b)	256,051
45,831	CTBC Financial Holding Co., Ltd. (b)	31,763
84,261	Far Eastern New Century Corp. (b)	80,022

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
13,365	Far EasTone Telecommunications Co., Ltd. (b)	$30,857
41,749	First Financial Holding Co., Ltd. (b)	32,186
18,335	Formosa Chemicals & Fibre Corp. (b)	47,224
16,357	Formosa Plastics Corp. (b)	48,703
21,848	Fubon Financial Holding Co., Ltd. (b)	32,619
45,450	Hua Nan Financial Holdings Co., Ltd. (b)	30,934
28,836	Mega Financial Holding Co., Ltd. (b)	30,311
4,983	President Chain Store Corp. (b)	50,127
74,242	SinoPac Financial Holdings Co., Ltd. (b)	27,442
182,168	Synnex Technology International Corp. (b)	258,090
70,118	Taishin Financial Holding Co., Ltd. (b)	31,880
84,662	Taiwan Business Bank (b)	31,132
167,961	Taiwan Cement Corp. (b)	244,389
44,707	Taiwan Cooperative Financial Holding Co., Ltd. (b)	31,560
8,469	Taiwan Mobile Co., Ltd. (b)	31,760
28,965	Uni-President Enterprises Corp. (b)	70,177
		1,814,227
	Thailand – 5.4%
2,300	Advanced Info Service PCL (b)	13,820
9,200	Airports of Thailand PCL (b)	18,030
4,400	Bangkok Bank PCL (b)	15,333
42,500	Bangkok Dusit Medical Services PCL, Class F	30,939
60,100	Bangkok Expressway & Metro PCL	18,473
11,500	Berli Jucker PCL	14,697
53,500	BTS Group Holdings PCL	19,560
10,500	Central Pattana PCL	16,561
18,000	Charoen Pokphand Foods PCL	18,491
7,900	CP ALL PCL (b)	17,409
1,600	Electricity Generating PCL	12,787
11,100	Energy Absolute PCL	14,096
43,300	Home Product Center PCL (b)	21,838
6,700	Intouch Holdings PCL, Class F (b)	12,191
4,900	Kasikornbank PCL (b)	14,852
39,200	Krung Thai Bank PCL	13,063
66,700	Land & Houses PCL	16,401
44,300	PTT PCL (b)	54,449
6,600	Ratch Group PCL	13,293
1,400	Siam Cement (The) PCL (b)	16,799
6,500	Siam Commercial Bank (The) PCL (b)	15,417
Shares	Description	Value

	Thailand (Continued)
31,800	Thai Union Group PCL, Class F	$13,273
6,400	Tisco Financial Group PCL	14,391
148,900	True Corp PCL	16,380
84,300	VGI PCL	20,456
		452,999
	Turkey – 1.1%
5,826	Akbank T.A.S. (c)	5,169
923	Arcelik A.S. (b) (c)	2,684
784	Aselsan Elektronik Sanayi Ve Ticaret A.S. (b)	3,701
878	BIM Birlesik Magazalar A.S. (b)	8,705
2,528	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	3,167
254	Ford Otomotiv Sanayi A.S. (b)	2,636
4,356	Haci Omer Sabanci Holding A.S. (b)	5,865
2,684	KOC Holding A.S. (b)	7,059
309	Koza Altin Isletmeleri A.S. (b) (c)	3,764
760	Tofas Turk Otomobil Fabrikasi A.S. (b)	2,957
477	Tupras Turkiye Petrol Rafinerileri A.S. (b) (c)	6,240
4,857	Turk Hava Yollari AO (b) (c)	8,841
3,251	Turkcell Iletisim Hizmetleri A.S. (b)	7,751
4,013	Turkiye Garanti Bankasi A.S. (b) (c)	4,948
6,912	Turkiye Is Bankasi A.S., Class C (b) (c)	5,645
8,424	Turkiye Sise ve Cam Fabrikalari A.S. (b)	6,834
7,031	Turkiye Vakiflar Bankasi TAO, Class D (b) (c)	5,473
		91,439
	Total Common Stocks	8,257,655
	(Cost $9,078,253)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.5%
	Mexico – 0.3%
35,750	Fibra Uno Administracion S.A. de C.V.	28,277
	South Africa – 0.2%
19,347	Growthpoint Properties Ltd. (b)	14,947
	Total Real Estate Investment Trusts	43,224
	(Cost $79,757)
	Total Investments – 98.8%	8,300,879
	(Cost $9,158,010) (f)
	Net Other Assets and Liabilities – 1.2%	102,145
	Net Assets – 100.0%	$8,403,024

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $6,718,749 or 80.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $457,008 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,314,139. The net unrealized depreciation was $857,131.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 847,671	$ 847,671	$ —	$ —
Chile	91,272	91,272	—	—
Colombia	22,216	22,216	—	—
Mexico	329,636	329,636	—	—
South Africa	523,344	5,028	518,316	—
Turkey	91,439	5,169	86,270	—
Other Country Categories*	6,352,077	—	6,352,077	—
Real Estate Investment Trusts:
Mexico	28,277	28,277	—	—
South Africa	14,947	—	14,947	—
Total Investments	$ 8,300,879	$ 1,329,269	$ 6,971,610	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	24.3%
New Taiwan Dollar	21.9
Indian Rupee	12.8
Brazilian Real	10.2
South African Rand	6.5
Thai Baht	5.5
Mexican Peso	4.3
Malaysian Ringgit	3.0
Indonesian Rupiah	2.7
Russian Ruble	2.2
Philippine Peso	1.8
Polish Zloty	1.3
Turkish Lira	1.1
Chilean Peso	1.1
Hungarian Forint	0.5
Colombian Peso	0.3
Egyptian Pound	0.2
Czech Republic Koruna	0.2
United States Dollar	0.1
Total	100.0%

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Sector Allocation	% of Total Investments
Financials	30.8%
Information Technology	12.4
Materials	10.4
Consumer Staples	9.8
Communication Services	9.5
Industrials	7.4
Consumer Discretionary	6.7
Energy	4.6
Utilities	4.0
Health Care	2.9
Real Estate	1.5
Total	100.0%

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.5%
	Aerospace & Defense – 1.9%
170	Boeing (The) Co.	$31,161
191	General Dynamics Corp.	28,547
339	HEICO Corp.	33,781
1,576	Howmet Aerospace, Inc.	24,980
139	Huntington Ingalls Industries, Inc.	24,254
586	L3Harris Technologies, Inc.	99,427
75	Lockheed Martin Corp.	27,369
84	Northrop Grumman Corp.	25,825
268	Raytheon Technologies Corp.	16,514
949	Textron, Inc.	31,231
		343,089
	Air Freight & Logistics – 0.5%
379	Expeditors International of Washington, Inc.	28,819
209	FedEx Corp.	29,306
271	United Parcel Service, Inc., Class B	30,130
		88,255
	Airlines – 0.9%
4,330	American Airlines Group, Inc.	56,593
1,850	Delta Air Lines, Inc.	51,892
1,482	Southwest Airlines Co.	50,655
		159,140
	Auto Components – 0.3%
666	Aptiv PLC	51,895
	Automobiles – 0.5%
6,787	Ford Motor Co.	41,265
1,577	General Motors Co.	39,898
		81,163
	Banks – 2.1%
1,129	Bank of America Corp.	26,814
569	Citigroup, Inc.	29,076
1,275	Citizens Financial Group, Inc.	32,181
1,615	Fifth Third Bancorp	31,137
291	First Republic Bank	30,843
2,921	Huntington Bancshares, Inc.	26,391
266	JPMorgan Chase & Co.	25,020
2,312	KeyCorp	28,160
232	M&T Bank Corp.	24,121
251	PNC Financial Services Group (The), Inc.	26,408
2,673	Regions Financial Corp.	29,724
777	Truist Financial Corp.	29,176
696	US Bancorp	25,627
835	Wells Fargo & Co.	21,376
		386,054
	Beverages – 1.0%
591	Brown-Forman Corp., Class B	37,623
741	Coca-Cola (The) Co.	33,108
Shares	Description	Value

	Beverages (Continued)
229	Constellation Brands, Inc., Class A	$40,064
840	Molson Coors Brewing Co., Class B	28,862
273	PepsiCo, Inc.	36,107
		175,764
	Biotechnology – 1.4%
939	AbbVie, Inc.	92,191
353	Amgen, Inc.	83,258
957	Gilead Sciences, Inc.	73,632
		249,081
	Building Products – 0.7%
275	Allegion PLC	28,111
939	Johnson Controls International PLC	32,057
732	Masco Corp.	36,754
306	Trane Technologies PLC	27,228
		124,150
	Capital Markets – 4.0%
234	Ameriprise Financial, Inc.	35,109
716	Apollo Global Management, Inc.	35,743
712	Bank of New York Mellon (The) Corp.	27,519
55	BlackRock, Inc.	29,925
526	Blackstone Group (The), Inc., Class A	29,803
269	Cboe Global Markets, Inc.	25,092
713	Charles Schwab (The) Corp.	24,057
139	CME Group, Inc.	22,593
202	FactSet Research Systems, Inc.	66,351
1,437	Franklin Resources, Inc.	30,134
155	Goldman Sachs Group (The), Inc.	30,631
297	Intercontinental Exchange, Inc.	27,205
1,022	KKR & Co., Inc.	31,559
72	MarketAxess Holdings, Inc.	36,066
113	Moody’s Corp.	31,044
705	Morgan Stanley	34,052
83	MSCI, Inc.	27,707
253	Nasdaq, Inc.	30,226
318	Northern Trust Corp.	25,230
379	Raymond James Financial, Inc.	26,087
98	S&P Global, Inc.	32,289
450	State Street Corp.	28,598
246	T Rowe Price Group, Inc.	30,381
		717,401
	Chemicals – 1.3%
68	Air Products & Chemicals, Inc.	16,419
186	Celanese Corp.	16,059
1,395	Corteva, Inc.	37,372
467	Dow, Inc.	19,035
401	DuPont de Nemours, Inc.	21,305

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
88	Ecolab, Inc.	$17,508
167	FMC Corp.	16,636
134	International Flavors & Fragrances, Inc.	16,410
275	LyondellBasell Industries N.V., Class A	18,073
163	PPG Industries, Inc.	17,288
55	Sherwin-Williams (The) Co.	31,782
		227,887
	Commercial Services & Supplies – 0.9%
146	Cintas Corp.	38,889
337	Republic Services, Inc.	27,651
1,461	Rollins, Inc.	61,932
273	Waste Management, Inc.	28,913
		157,385
	Communications Equipment – 1.3%
2,684	Cisco Systems, Inc.	125,182
794	Motorola Solutions, Inc.	111,263
		236,445
	Construction & Engineering – 0.2%
319	Jacobs Engineering Group, Inc.	27,051
	Construction Materials – 0.3%
134	Martin Marietta Materials, Inc.	27,680
234	Vulcan Materials Co.	27,109
		54,789
	Consumer Finance – 0.9%
1,662	Ally Financial, Inc.	32,957
280	American Express Co.	26,656
476	Capital One Financial Corp.	29,793
672	Discover Financial Services	33,661
1,490	Synchrony Financial	33,018
		156,085
	Containers & Packaging – 0.5%
134	Avery Dennison Corp.	15,288
391	Ball Corp.	27,171
439	International Paper Co.	15,457
896	WestRock Co.	25,321
		83,237
	Distributors – 0.2%
487	Genuine Parts Co.	42,350
	Diversified Financial Services – 0.2%
1,659	Equitable Holdings, Inc.	32,002
Shares	Description	Value

	Diversified Telecommunication Services – 2.0%
3,980	AT&T, Inc.	$120,315
12,264	CenturyLink, Inc.	123,008
2,159	Verizon Communications, Inc.	119,026
		362,349
	Electric Utilities – 1.4%
375	Alliant Energy Corp.	17,940
227	American Electric Power Co., Inc.	18,078
224	Duke Energy Corp.	17,895
331	Edison International	17,977
193	Entergy Corp.	18,105
329	Evergy, Inc.	19,506
232	Eversource Energy	19,319
492	Exelon Corp.	17,855
452	FirstEnergy Corp.	17,529
75	NextEra Energy, Inc.	18,013
239	Pinnacle West Capital Corp.	17,516
734	PPL Corp.	18,967
335	Southern (The) Co.	17,370
301	Xcel Energy, Inc.	18,812
		254,882
	Electrical Equipment – 0.7%
351	AMETEK, Inc.	31,369
326	Eaton Corp. PLC	28,518
531	Emerson Electric Co.	32,938
168	Rockwell Automation, Inc.	35,784
		128,609
	Electronic Equipment, Instruments & Components – 1.8%
347	Amphenol Corp., Class A	33,246
1,131	CDW Corp.	131,400
5,136	Corning, Inc.	133,022
402	TE Connectivity Ltd.	32,783
		330,451
	Energy Equipment & Services – 0.5%
1,886	Baker Hughes Co.	29,026
2,892	Halliburton Co.	37,538
1,468	Schlumberger Ltd.	26,996
		93,560
	Entertainment – 0.3%
546	Walt Disney (The) Co.	60,884
	Food & Staples Retailing – 1.6%
185	Costco Wholesale Corp.	56,094
1,753	Kroger (The) Co.	59,339
1,157	Sysco Corp.	63,241
1,154	Walgreens Boots Alliance, Inc.	48,918

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
465	Walmart, Inc.	$55,698
		283,290
	Food Products – 2.6%
932	Archer-Daniels-Midland Co.	37,187
710	Campbell Soup Co.	35,237
1,117	Conagra Brands, Inc.	39,285
621	General Mills, Inc.	38,285
247	Hershey (The) Co.	32,016
703	Hormel Foods Corp.	33,934
295	JM Smucker (The) Co.	31,214
546	Kellogg Co.	36,069
1,325	Kraft Heinz (The) Co.	42,254
574	Lamb Weston Holdings, Inc.	36,696
232	McCormick & Co., Inc.	41,623
655	Mondelez International, Inc., Class A	33,490
566	Tyson Foods, Inc., Class A	33,796
		471,086
	Gas Utilities – 0.1%
183	Atmos Energy Corp.	18,223
	Health Care Equipment & Supplies – 5.2%
906	Abbott Laboratories	82,836
881	Baxter International, Inc.	75,854
311	Becton Dickinson and Co.	74,413
259	Cooper (The) Cos., Inc.	73,463
183	Danaher Corp.	32,360
1,842	DENTSPLY SIRONA, Inc.	81,158
793	Medtronic PLC	72,718
486	ResMed, Inc.	93,312
430	Stryker Corp.	77,482
244	Teleflex, Inc.	88,811
470	West Pharmaceutical Services, Inc.	106,770
708	Zimmer Biomet Holdings, Inc.	84,507
		943,684
	Health Care Providers & Services – 4.6%
596	AmerisourceBergen Corp.	60,059
315	Anthem, Inc.	82,839
1,492	Cardinal Health, Inc.	77,867
404	Cigna Corp.	75,811
890	CVS Health Corp.	57,823
796	HCA Healthcare, Inc.	77,260
228	Humana, Inc.	88,407
390	McKesson Corp.	59,834
891	Quest Diagnostics, Inc.	101,538
287	UnitedHealth Group, Inc.	84,651
722	Universal Health Services, Inc., Class B	67,066
		833,155
Shares	Description	Value

	Health Care Technology – 0.6%
1,675	Cerner Corp.	$114,821
	Hotels, Restaurants & Leisure – 4.7%
2,643	Aramark	59,653
4,008	Carnival Corp.	65,811
969	Darden Restaurants, Inc.	73,421
163	Domino’s Pizza, Inc.	60,219
774	Hilton Worldwide Holdings, Inc.	56,850
1,243	Las Vegas Sands Corp.	56,606
706	Marriott International, Inc., Class A	60,525
319	McDonald’s Corp.	58,846
4,474	MGM Resorts International	75,163
1,641	Royal Caribbean Cruises Ltd.	82,542
803	Starbucks Corp.	59,093
877	Wynn Resorts Ltd.	65,328
770	Yum! Brands, Inc.	66,921
		840,978
	Household Durables – 1.1%
964	DR Horton, Inc.	53,454
437	Garmin Ltd.	42,607
858	Lennar Corp., Class A	52,870
1,469	PulteGroup, Inc.	49,990
		198,921
	Household Products – 1.0%
511	Church & Dwight Co., Inc.	39,500
189	Clorox (The) Co.	41,461
494	Colgate-Palmolive Co.	36,190
256	Kimberly-Clark Corp.	36,186
298	Procter & Gamble (The) Co.	35,632
		188,969
	Independent Power & Renewable Electricity Producers – 0.2%
1,333	AES (The) Corp.	19,315
1,136	Vistra Corp.	21,153
		40,468
	Industrial Conglomerates – 0.6%
185	3M Co.	28,858
3,188	General Electric Co.	21,774
189	Honeywell International, Inc.	27,328
81	Roper Technologies, Inc.	31,449
		109,409
	Insurance – 3.0%
700	Aflac, Inc.	25,221
261	Allstate (The) Corp.	25,314
989	American International Group, Inc.	30,837
294	Arthur J. Gallagher & Co.	28,662

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
662	Brown & Brown, Inc.	$26,983
215	Chubb Ltd.	27,223
318	Cincinnati Financial Corp.	20,362
125	Everest Re Group Ltd.	25,775
964	Fidelity National Financial, Inc.	29,556
333	Globe Life, Inc.	24,719
680	Hartford Financial Services Group (The), Inc.	26,214
911	Lincoln National Corp.	33,516
688	Loews Corp.	23,592
277	Marsh & McLennan Cos., Inc.	29,741
784	MetLife, Inc.	28,632
765	Principal Financial Group, Inc.	31,778
325	Progressive (The) Corp.	26,036
460	Prudential Financial, Inc.	28,014
241	Travelers (The) Cos., Inc.	27,486
460	WR Berkley Corp.	26,353
		546,014
	Internet & Direct Marketing Retail – 0.9%
1,756	eBay, Inc.	92,102
938	Expedia Group, Inc.	77,104
		169,206
	IT Services – 3.8%
155	Accenture PLC, Class A	33,282
185	Automatic Data Processing, Inc.	27,545
369	Booz Allen Hamilton Holding Corp.	28,705
267	Broadridge Financial Solutions, Inc.	33,693
2,270	Cognizant Technology Solutions Corp., Class A	128,981
208	Fidelity National Information Services, Inc.	27,891
175	Global Payments, Inc.	29,684
951	International Business Machines Corp.	114,852
163	Jack Henry & Associates, Inc.	29,997
1,151	Leidos Holdings, Inc.	107,814
99	Mastercard, Inc., Class A	29,274
402	Paychex, Inc.	30,451
149	Visa, Inc., Class A	28,782
1,323	Western Union (The) Co.	28,603
		679,554
	Leisure Products – 0.2%
458	Hasbro, Inc.	34,327
	Life Sciences Tools & Services – 0.9%
353	Agilent Technologies, Inc.	31,195
336	PerkinElmer, Inc.	32,958
252	Thermo Fisher Scientific, Inc.	91,310
		155,463
Shares	Description	Value

	Machinery – 2.0%
218	Caterpillar, Inc.	$27,577
187	Cummins, Inc.	32,400
183	Deere & Co.	28,759
302	Dover Corp.	29,161
459	Fortive Corp.	31,056
183	IDEX Corp.	28,921
178	Illinois Tool Works, Inc.	31,123
414	PACCAR, Inc.	30,988
195	Parker-Hannifin Corp.	35,738
253	Stanley Black & Decker, Inc.	35,263
526	Westinghouse Air Brake Technologies Corp.	30,282
389	Xylem, Inc.	25,269
		366,537
	Media – 1.8%
1,535	Comcast Corp., Class A	59,834
2,234	Fox Corp., Class A	59,916
962	Omnicom Group, Inc.	52,525
10,686	Sirius XM Holdings, Inc.	62,727
3,768	ViacomCBS, Inc., Class B	87,870
		322,872
	Metals & Mining – 0.3%
2,023	Freeport-McMoRan, Inc.	23,406
302	Newmont Corp.	18,646
379	Nucor Corp.	15,694
		57,746
	Multiline Retail – 0.7%
350	Dollar General Corp.	66,679
568	Target Corp.	68,120
		134,799
	Multi-Utilities – 1.0%
249	Ameren Corp.	17,520
1,173	CenterPoint Energy, Inc.	21,900
309	CMS Energy Corp.	18,052
232	Consolidated Edison, Inc.	16,688
251	Dominion Energy, Inc.	20,376
191	DTE Energy Co.	20,532
726	NiSource, Inc.	16,509
404	Public Service Enterprise Group, Inc.	19,860
160	Sempra Energy	18,757
206	WEC Energy Group, Inc.	18,056
		188,250
	Oil, Gas & Consumable Fuels – 2.9%
4,739	Apache Corp.	63,976
273	Chevron Corp.	24,360
462	Concho Resources, Inc.	23,793
643	ConocoPhillips	27,019
2,593	Continental Resources, Inc.	45,455
756	Diamondback Energy, Inc.	31,616

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
551	EOG Resources, Inc.	$27,914
522	Exxon Mobil Corp.	23,344
595	Hess Corp.	30,827
1,423	Kinder Morgan, Inc.	21,587
839	Marathon Petroleum Corp.	31,362
1,711	Occidental Petroleum Corp.	31,311
908	ONEOK, Inc.	30,164
369	Phillips 66	26,531
282	Pioneer Natural Resources Co.	27,551
437	Valero Energy Corp.	25,704
1,400	Williams (The) Cos., Inc.	26,628
		519,142
	Personal Products – 0.2%
206	Estee Lauder (The) Cos., Inc., Class A	38,868
	Pharmaceuticals – 2.6%
1,283	Bristol-Myers Squibb Co.	75,440
516	Eli Lilly & Co.	84,717
545	Johnson & Johnson	76,643
929	Merck & Co., Inc.	71,840
2,191	Pfizer, Inc.	71,646
608	Zoetis, Inc.	83,320
		463,606
	Professional Services – 0.5%
201	Equifax, Inc.	34,548
382	TransUnion	33,249
182	Verisk Analytics, Inc.	30,977
		98,774
	Road & Rail – 1.0%
442	CSX Corp.	30,825
274	JB Hunt Transport Services, Inc.	32,973
199	Kansas City Southern	29,709
173	Norfolk Southern Corp.	30,374
193	Old Dominion Freight Line, Inc.	32,731
179	Union Pacific Corp.	30,263
		186,875
	Semiconductors & Semiconductor Equipment – 12.8%
1,177	Analog Devices, Inc.	144,347
2,302	Applied Materials, Inc.	139,156
445	Broadcom, Inc.	140,447
1,949	Intel Corp.	116,609
734	KLA Corp.	142,748
440	Lam Research Corp.	142,322
4,662	Marvell Technology Group Ltd.	163,450
2,170	Maxim Integrated Products, Inc.	131,524
1,556	Microchip Technology, Inc.	163,862
400	NVIDIA Corp.	151,964
1,272	NXP Semiconductors N.V.	145,059
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,559	QUALCOMM, Inc.	$142,196
1,180	Skyworks Solutions, Inc.	150,875
1,947	Teradyne, Inc.	164,541
1,056	Texas Instruments, Inc.	134,080
1,354	Xilinx, Inc.	133,220
		2,306,400
	Software – 4.2%
745	Citrix Systems, Inc.	110,193
459	Intuit, Inc.	135,951
669	Microsoft Corp.	136,148
5,638	NortonLifeLock, Inc.	111,802
2,183	Oracle Corp.	120,655
2,407	SS&C Technologies Holdings, Inc.	135,947
		750,696
	Specialty Retail – 2.4%
926	Best Buy Co., Inc.	80,812
283	Home Depot (The), Inc.	70,894
613	Lowe’s Cos., Inc.	82,829
607	Ross Stores, Inc.	51,741
1,104	TJX (The) Cos., Inc.	55,818
624	Tractor Supply Co.	82,237
		424,331
	Technology Hardware, Storage & Peripherals – 3.8%
415	Apple, Inc.	151,392
10,865	Hewlett Packard Enterprise Co.	105,717
6,077	HP, Inc.	105,922
2,530	NetApp, Inc.	112,256
2,162	Seagate Technology PLC	104,662
2,535	Western Digital Corp.	111,920
		691,869
	Textiles, Apparel & Luxury Goods – 0.4%
396	NIKE, Inc., Class B	38,828
606	VF Corp.	36,929
		75,757
	Tobacco – 0.4%
848	Altria Group, Inc.	33,284
449	Philip Morris International, Inc.	31,457
		64,741
	Trading Companies & Distributors – 0.4%
810	Fastenal Co.	34,701
102	WW Grainger, Inc.	32,044
		66,745
	Water Utilities – 0.2%
152	American Water Works Co., Inc.	19,556

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities (Continued)
445	Essential Utilities, Inc.	$18,797
		38,353
	Total Common Stocks	17,047,887
	(Cost $16,672,277)
REAL ESTATE INVESTMENT TRUSTS – 5.4%
	Equity Real Estate Investment Trusts – 5.1%
175	Alexandria Real Estate Equities, Inc.	28,394
110	American Tower Corp.	28,439
163	AvalonBay Communities, Inc.	25,206
260	Boston Properties, Inc.	23,499
303	Camden Property Trust	27,640
166	Crown Castle International Corp.	27,780
173	Digital Realty Trust, Inc.	24,585
741	Duke Realty Corp.	26,224
38	Equinix, Inc.	26,687
417	Equity LifeStyle Properties, Inc.	26,054
389	Equity Residential	22,881
109	Essex Property Trust, Inc.	24,980
250	Extra Space Storage, Inc.	23,093
865	Gaming and Leisure Properties, Inc.	29,929
1,005	Healthpeak Properties, Inc.	27,698
2,172	Host Hotels & Resorts, Inc.	23,436
1,122	Invitation Homes, Inc.	30,889
1,387	Medical Properties Trust, Inc.	26,076
233	Mid-America Apartment Communities, Inc.	26,718
298	Prologis, Inc.	27,812
121	Public Storage	23,219
481	Realty Income Corp.	28,619
624	Regency Centers Corp.	28,635
89	SBA Communications Corp.	26,515
437	Simon Property Group, Inc.	29,882
192	Sun Communities, Inc.	26,051
656	UDR, Inc.	24,521
895	Ventas, Inc.	32,775
4,903	VEREIT, Inc.	31,526
1,441	VICI Properties, Inc.	29,094
662	Vornado Realty Trust	25,295
524	Welltower, Inc.	27,117
1,415	Weyerhaeuser Co.	31,781
413	WP Carey, Inc.	27,939
		920,989
	Mortgage Real Estate Investment Trusts – 0.3%
2,266	AGNC Investment Corp.	29,231
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
4,729	Annaly Capital Management, Inc.	$31,022
		60,253
	Total Real Estate Investment Trusts	981,242
	(Cost $1,030,364)
	Total Investments – 99.9%	18,029,129
	(Cost $17,702,641) (a)
	Net Other Assets and Liabilities – 0.1%	17,022
	Net Assets – 100.0%	$18,046,151

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,249,072 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,922,584. The net unrealized appreciation was $326,488.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,047,887	$ 17,047,887	$ —	$ —
Real Estate Investment Trusts*	981,242	981,242	—	—
Total Investments	$ 18,029,129	$ 18,029,129	$—	$—

*	See Portfolio of Investments for industry breakout.

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.4%
	Aerospace & Defense – 0.9%
578	BWX Technologies, Inc.	$32,738
305	Curtiss-Wright Corp.	27,231
557	Moog, Inc., Class A	29,510
1,177	Spirit AeroSystems Holdings, Inc., Class A	28,177
		117,656
	Air Freight & Logistics – 0.2%
425	CH Robinson Worldwide, Inc.	33,601
	Airlines – 0.5%
930	Alaska Air Group, Inc.	33,722
1,011	SkyWest, Inc.	32,979
		66,701
	Auto Components – 1.1%
1,135	BorgWarner, Inc.	40,065
1,248	Gentex Corp.	32,161
4,752	Goodyear Tire & Rubber (The) Co.	42,507
340	Lear Corp.	37,067
		151,800
	Automobiles – 0.8%
1,461	Harley-Davidson, Inc.	34,728
656	Thor Industries, Inc.	69,884
		104,612
	Banks – 6.7%
767	Ameris Bancorp	18,094
1,427	Associated Banc-Corp.	19,521
964	BancorpSouth Bank	21,921
330	Bank of Hawaii Corp.	20,265
1,092	Bank OZK	25,629
975	BankUnited, Inc.	19,744
428	BOK Financial Corp.	24,156
795	Cathay General Bancorp	20,909
1,056	CIT Group, Inc.	21,891
680	Columbia Banking System, Inc.	19,275
621	Comerica, Inc.	23,660
362	Commerce Bancshares, Inc.	21,528
310	Community Bank System, Inc.	17,676
327	Cullen/Frost Bankers, Inc.	24,430
909	CVB Financial Corp.	17,035
708	East West Bancorp, Inc.	25,658
55	First Citizens BancShares, Inc., Class A	22,276
679	First Financial Bankshares, Inc.	19,616
1,103	First Hawaiian, Inc.	19,016
2,262	First Horizon National Corp.	22,530
2,474	FNB Corp.	18,555
536	Glacier Bancorp, Inc.	18,915
934	Hancock Whitney Corp.	19,801
1,521	Home BancShares, Inc.	23,393
2,282	Investors Bancorp, Inc.	19,397
1,383	Old National Bancorp	19,030
Shares	Description	Value

	Banks (Continued)
1,018	PacWest Bancorp	$20,065
1,651	People’s United Financial, Inc.	19,102
486	Pinnacle Financial Partners, Inc.	20,407
521	Popular, Inc.	19,366
378	Prosperity Bancshares, Inc.	22,446
227	Signature Bank	24,271
1,746	Sterling Bancorp	20,463
1,038	Synovus Financial Corp.	21,310
805	TCF Financial Corp.	23,683
393	UMB Financial Corp.	20,259
1,674	Umpqua Holdings Corp.	17,811
790	United Bankshares, Inc.	21,851
2,494	Valley National Bancorp	19,503
796	Webster Financial Corp.	22,774
596	Western Alliance Bancorp	22,571
555	Wintrust Financial Corp.	24,209
681	Zions Bancorp N.A.	23,154
		907,166
	Building Products – 2.2%
745	A.O. Smith Corp.	35,104
957	Advanced Drainage Systems, Inc.	47,276
355	Armstrong World Industries, Inc.	27,676
639	Fortune Brands Home & Security, Inc.	40,851
155	Lennox International, Inc.	36,114
726	Owens Corning	40,482
454	Simpson Manufacturing Co., Inc.	38,299
757	UFP Industries, Inc.	37,479
		303,281
	Capital Markets – 2.5%
308	Affiliated Managers Group, Inc.	22,964
590	Ares Management Corp., Class A	23,423
401	Cohen & Steers, Inc.	27,288
565	Eaton Vance Corp.	21,809
396	Evercore, Inc., Class A	23,332
957	Federated Hermes, Inc.	22,681
422	Interactive Brokers Group, Inc., Class A	17,627
2,009	Invesco, Ltd.	21,617
774	Lazard Ltd., Class A	22,160
335	LPL Financial Holdings, Inc.	26,264
228	Morningstar, Inc.	32,141
393	SEI Investments Co.	21,607
442	Stifel Financial Corp.	20,964
670	Tradeweb Markets, Inc., Class A	38,954
		342,831
	Chemicals – 3.5%
463	Albemarle Corp.	35,748
521	Ashland Global Holdings, Inc.	36,001
264	Balchem Corp.	25,043
959	CF Industries Holdings, Inc.	26,986
560	Eastman Chemical Co.	38,998

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
1,807	Huntsman Corp.	$32,472
2,411	Mosaic (The) Co.	30,162
68	NewMarket Corp.	27,233
206	Quaker Chemical Corp.	38,244
438	RPM International, Inc.	32,876
255	Scotts Miracle-Gro (The) Co.	34,290
2,113	Valvoline, Inc.	40,844
683	Westlake Chemical Corp.	36,643
732	WR Grace & Co.	37,193
		472,733
	Commercial Services & Supplies – 1.5%
6,519	ADT, Inc.	52,021
624	Brady Corp., Class A	29,216
541	Brink’s (The) Co.	24,621
278	MSA Safety, Inc.	31,814
399	Tetra Tech, Inc.	31,569
186	UniFirst Corp.	33,285
		202,526
	Communications Equipment – 0.8%
4,903	Juniper Networks, Inc.	112,083
	Construction & Engineering – 0.7%
459	EMCOR Group, Inc.	30,358
888	Quanta Services, Inc.	34,836
266	Valmont Industries, Inc.	30,223
		95,417
	Construction Materials – 0.2%
482	Eagle Materials, Inc.	33,846
	Consumer Finance – 0.7%
254	FirstCash, Inc.	17,140
2,407	Navient Corp.	16,921
954	OneMain Holdings, Inc.	23,411
1,311	Santander Consumer USA Holdings, Inc.	24,136
2,536	SLM Corp.	17,828
		99,436
	Containers & Packaging – 1.5%
283	AptarGroup, Inc.	31,691
2,308	Graphic Packaging Holding Co.	32,289
324	Packaging Corp. of America	32,335
1,140	Sealed Air Corp.	37,449
970	Silgan Holdings, Inc.	31,418
608	Sonoco Products Co.	31,792
		196,974
	Distributors – 0.3%
141	Pool Corp.	38,334
Shares	Description	Value

	Diversified Consumer Services – 0.6%
1,880	H&R Block, Inc.	$26,846
677	Service Corp. International	26,329
189	Strategic Education, Inc.	29,040
		82,215
	Diversified Financial Services – 0.3%
1,334	Jefferies Financial Group, Inc.	20,744
450	Voya Financial, Inc.	20,992
		41,736
	Diversified Telecommunication Services – 0.7%
1,145	Cogent Communications Holdings, Inc.	88,577
	Electric Utilities – 1.3%
373	ALLETE, Inc.	20,370
526	Hawaiian Electric Industries, Inc.	18,968
258	IDACORP, Inc.	22,542
346	MGE Energy, Inc.	22,320
830	NRG Energy, Inc.	27,025
737	OGE Energy Corp.	22,375
596	PNM Resources, Inc.	22,910
472	Portland General Electric Co.	19,734
		176,244
	Electrical Equipment – 1.2%
329	Acuity Brands, Inc.	31,499
569	EnerSys	36,632
3,468	GrafTech International Ltd.	27,675
245	Hubbell, Inc.	30,713
447	Regal Beloit Corp.	39,032
		165,551
	Electronic Equipment, Instruments & Components – 3.0%
1,122	Avnet, Inc.	31,287
667	Cognex Corp.	39,833
488	Dolby Laboratories, Inc., Class A	32,145
883	FLIR Systems, Inc.	35,823
1,146	Jabil, Inc.	36,764
211	Littelfuse, Inc.	36,003
851	National Instruments Corp.	32,942
1,284	SYNNEX Corp.	153,785
		398,582
	Energy Equipment & Services – 0.3%
1,031	Helmerich & Payne, Inc.	20,115
1,642	National Oilwell Varco, Inc.	20,114
		40,229
	Entertainment – 0.2%
2,597	Cinemark Holdings, Inc.	29,995

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing – 0.2%
200	Casey’s General Stores, Inc.	$29,904
	Food Products – 1.5%
674	Bunge Ltd.	27,722
1,348	Flowers Foods, Inc.	30,141
366	Ingredion, Inc.	30,378
229	J&J Snack Foods Corp.	29,113
191	Lancaster Colony Corp.	29,603
224	Sanderson Farms, Inc.	25,959
10	Seaboard Corp.	29,338
		202,254
	Gas Utilities – 1.2%
607	National Fuel Gas Co.	25,451
666	New Jersey Resources Corp.	21,745
271	ONE Gas, Inc.	20,881
905	South Jersey Industries, Inc.	22,616
325	Southwest Gas Holdings, Inc.	22,441
304	Spire, Inc.	19,976
849	UGI Corp.	26,998
		160,108
	Health Care Equipment & Supplies – 5.2%
5,479	Cantel Medical Corp.	242,336
3,435	CONMED Corp.	247,286
1,955	Hill-Rom Holdings, Inc.	214,620
		704,242
	Health Care Providers & Services – 2.9%
454	Chemed Corp.	204,786
3,072	Encompass Health Corp.	190,249
		395,035
	Hotels, Restaurants & Leisure – 3.4%
1,835	Boyd Gaming Corp.	38,351
432	Choice Hotels International, Inc.	34,085
257	Churchill Downs, Inc.	34,220
318	Cracker Barrel Old Country Store, Inc.	35,269
498	Dunkin’ Brands Group, Inc.	32,485
553	Hyatt Hotels Corp., Class A	27,810
476	Marriott Vacations Worldwide Corp.	39,132
2,111	Six Flags Entertainment Corp.	40,552
641	Texas Roadhouse, Inc.	33,697
179	Vail Resorts, Inc.	32,605
1,779	Wendy’s (The) Co.	38,747
1,220	Wyndham Destinations, Inc.	34,380
840	Wyndham Hotels & Resorts, Inc.	35,801
		457,134
Shares	Description	Value

	Household Durables – 1.5%
1,528	KB Home	$46,879
1,037	Leggett & Platt, Inc.	36,450
2,083	Newell Brands, Inc.	33,078
1,437	Toll Brothers, Inc.	46,832
322	Whirlpool Corp.	41,709
		204,948
	Household Products – 0.6%
914	Energizer Holdings, Inc.	43,406
760	Spectrum Brands Holdings, Inc.	34,884
		78,290
	Independent Power & Renewable Electricity Producers – 0.2%
335	Ormat Technologies, Inc.	21,269
	Industrial Conglomerates – 0.2%
225	Carlisle Cos., Inc.	26,926
	Insurance – 2.4%
260	American Financial Group, Inc.	16,500
221	American National Insurance Co.	15,927
175	Assurant, Inc.	18,076
707	Assured Guaranty Ltd.	17,258
472	Axis Capital Holdings Ltd.	19,144
123	Erie Indemnity Co., Class A	23,604
430	First American Financial Corp.	20,649
201	Hanover Insurance Group (The), Inc.	20,367
245	Kemper Corp.	17,767
1,196	Old Republic International Corp.	19,507
206	Primerica, Inc.	24,020
217	Reinsurance Group of America, Inc.	17,021
122	RenaissanceRe Holdings Ltd.	20,866
207	RLI Corp.	16,995
367	Selective Insurance Group, Inc.	19,355
1,215	Unum Group	20,157
20	White Mountains Insurance Group Ltd.	17,759
		324,972
	IT Services – 3.8%
837	Alliance Data Systems Corp.	37,765
7,191	DXC Technology Co.	118,652
964	Genpact Ltd.	35,205
1,362	KBR, Inc.	30,713
484	MAXIMUS, Inc.	34,098
5,145	Perspecta, Inc.	119,518
4,463	Sabre Corp.	35,972
1,257	Science Applications International Corp.	97,644
		509,567

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products – 0.8%
782	Brunswick Corp.	$50,056
574	Polaris, Inc.	53,124
		103,180
	Life Sciences Tools & Services – 3.7%
1,037	Bio-Techne Corp.	273,840
5,485	Bruker Corp.	223,130
		496,970
	Machinery – 4.4%
596	AGCO Corp.	33,054
864	Allison Transmission Holdings, Inc.	31,778
673	Barnes Group, Inc.	26,624
573	Crane Co.	34,071
729	Donaldson Co., Inc.	33,913
1,179	Flowserve Corp.	33,625
578	Graco, Inc.	27,738
621	ITT, Inc.	36,477
379	John Bean Technologies Corp.	32,602
408	Lincoln Electric Holdings, Inc.	34,370
209	Nordson Corp.	39,649
438	Oshkosh Corp.	31,370
1,242	Rexnord Corp.	36,204
259	Snap-on, Inc.	35,874
871	Timken (The) Co.	39,622
433	Toro (The) Co.	28,725
333	Watts Water Technologies, Inc., Class A	26,973
474	Woodward, Inc.	36,759
		599,428
	Media – 1.4%
16	Cable One, Inc.	28,397
1,635	Interpublic Group of (The) Cos., Inc.	28,057
862	New York Times (The) Co., Class A	36,230
2,949	News Corp., Class A	34,975
458	Nexstar Media Group, Inc., Class A	38,330
2,437	TEGNA, Inc.	27,148
		193,137
	Metals & Mining – 0.7%
298	Reliance Steel & Aluminum Co.	28,289
297	Royal Gold, Inc.	36,923
1,157	Steel Dynamics, Inc.	30,186
		95,398
	Multiline Retail – 0.8%
1,814	Kohl’s Corp.	37,677
5,390	Macy’s, Inc.	37,083
Shares	Description	Value

	Multiline Retail (Continued)
1,725	Nordstrom, Inc.	$26,720
		101,480
	Multi-Utilities – 0.7%
533	Avista Corp.	19,396
354	Black Hills Corp.	20,058
1,310	MDU Resources Group, Inc.	29,056
378	NorthWestern Corp.	20,608
		89,118
	Oil, Gas & Consumable Fuels – 2.6%
938	Cabot Oil & Gas Corp.	16,115
958	Cimarex Energy Co.	26,335
976	CVR Energy, Inc.	19,627
2,334	Devon Energy Corp.	26,468
658	HollyFrontier Corp.	19,214
4,903	Marathon Oil Corp.	30,006
2,631	Murphy Oil Corp.	36,308
2,670	Noble Energy, Inc.	23,923
5,974	Ovintiv, Inc.	57,052
2,815	Parsley Energy, Inc., Class A	30,064
2,278	PBF Energy, Inc., Class A	23,327
2,334	Targa Resources Corp.	46,843
		355,282
	Paper & Forest Products – 0.3%
1,639	Louisiana-Pacific Corp.	42,040
	Personal Products – 0.2%
5,363	Coty, Inc., Class A	23,973
	Pharmaceuticals – 1.7%
4,090	Perrigo Co. PLC	226,054
	Professional Services – 1.6%
922	CoreLogic, Inc.	61,977
392	Exponent, Inc.	31,725
755	Insperity, Inc.	48,871
531	ManpowerGroup, Inc.	36,506
746	Robert Half International, Inc.	39,411
		218,490
	Real Estate Management & Development – 0.3%
181	Jones Lang LaSalle, Inc.	18,726
1,359	Kennedy-Wilson Holdings, Inc.	20,684
		39,410
	Road & Rail – 0.5%
859	Knight-Swift Transportation Holdings, Inc.	35,829
294	Landstar System, Inc.	33,019
		68,848

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 5.9%
3,077	Brooks Automation, Inc.	$136,126
822	Cabot Microelectronics Corp.	114,702
2,096	Entegris, Inc.	123,769
1,152	MKS Instruments, Inc.	130,452
560	Monolithic Power Systems, Inc.	132,720
1,062	Power Integrations, Inc.	125,454
214	Universal Display Corp.	32,019
		795,242
	Software – 3.2%
1,689	Blackbaud, Inc.	96,408
2,857	CDK Global, Inc.	118,337
1,254	J2 Global, Inc. (a)	79,265
1,317	Pegasystems, Inc.	133,241
		427,251
	Specialty Retail – 2.9%
1,162	Aaron’s, Inc.	52,755
284	Advance Auto Parts, Inc.	40,456
1,245	Dick’s Sporting Goods, Inc.	51,369
1,200	Foot Locker, Inc.	34,992
3,760	Gap (The), Inc.	47,451
2,291	L Brands, Inc.	34,296
324	Lithia Motors, Inc., Class A	49,031
945	Penske Automotive Group, Inc.	36,581
622	Williams-Sonoma, Inc.	51,010
		397,941
	Technology Hardware, Storage & Peripherals – 0.2%
1,487	Xerox Holdings Corp.	22,736
	Textiles, Apparel & Luxury Goods – 1.7%
421	Carter’s, Inc.	33,975
396	Columbia Sportswear Co.	31,910
3,514	Hanesbrands, Inc.	39,673
735	PVH Corp.	35,317
414	Ralph Lauren Corp.	30,023
1,191	Steven Madden Ltd.	29,406
2,137	Tapestry, Inc.	28,379
		228,683
	Thrifts & Mortgage Finance – 0.7%
692	Essent Group Ltd.	25,099
2,873	MGIC Investment Corp.	23,530
1,943	New York Community Bancorp, Inc.	19,818
1,408	Radian Group, Inc.	21,838
		90,285
Shares	Description	Value

	Trading Companies & Distributors – 0.8%
1,272	Air Lease Corp.	$37,257
512	MSC Industrial Direct Co., Inc., Class A	37,279
178	Watsco, Inc.	31,630
		106,166
	Transportation Infrastructure – 0.3%
1,115	Macquarie Infrastructure Corp.	34,219
	Water Utilities – 0.2%
277	American States Water Co.	21,781
	Total Common Stocks	12,193,887
	(Cost $13,293,918)
REAL ESTATE INVESTMENT TRUSTS – 9.5%
	Equity Real Estate Investment Trusts – 8.2%
295	Agree Realty Corp.	19,384
657	American Campus Communities, Inc.	22,969
786	American Homes 4 Rent, Class A	21,143
536	Americold Realty Trust	19,457
519	Apartment Investment & Management Co., Class A	19,535
1,990	Apple Hospitality REIT, Inc.	19,223
1,734	Brandywine Realty Trust	18,883
1,919	Brixmor Property Group, Inc.	24,602
157	CoreSite Realty Corp.	19,006
824	Corporate Office Properties Trust	20,880
623	Cousins Properties, Inc.	18,584
681	CubeSmart	18,380
295	CyrusOne, Inc.	21,461
598	Douglas Emmett, Inc.	18,335
175	EastGroup Properties, Inc.	20,757
753	EPR Properties	24,947
244	Federal Realty Investment Trust	20,791
549	First Industrial Realty Trust, Inc.	21,104
653	Healthcare Realty Trust, Inc.	19,126
751	Healthcare Trust of America, Inc., Class A	19,917
515	Highwoods Properties, Inc.	19,225
719	Hudson Pacific Properties, Inc.	18,090
766	Iron Mountain, Inc.	19,993
573	JBG SMITH Properties	16,944
286	Kilroy Realty Corp.	16,788
1,887	Kimco Realty Corp.	24,229
356	Lamar Advertising Co., Class A	23,767
1,837	Lexington Realty Trust	19,380
193	Life Storage, Inc.	18,325
3,239	Macerich (The) Co.	29,054
368	National Health Investors, Inc.	22,345
566	National Retail Properties, Inc.	20,082
687	Omega Healthcare Investors, Inc.	20,425

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,353	Outfront Media, Inc.	$19,172
2,073	Paramount Group, Inc.	15,983
2,305	Park Hotels & Resorts, Inc.	22,796
1,675	Pebblebrook Hotel Trust	22,881
1,308	Physicians Realty Trust	22,916
1,033	Piedmont Office Realty Trust, Inc., Class A	17,158
581	PotlatchDeltic Corp.	22,095
135	PS Business Parks, Inc.	17,874
314	QTS Realty Trust, Inc., Class A	20,124
774	Rayonier, Inc.	19,188
445	Rexford Industrial Realty, Inc.	18,436
509	Ryman Hospitality Properties, Inc.	17,611
1,671	Sabra Health Care REIT, Inc.	24,113
3,377	Service Properties Trust	23,943
423	SL Green Realty Corp.	20,850
697	Spirit Realty Capital, Inc.	24,297
810	STAG Industrial, Inc.	23,749
1,006	STORE Capital Corp.	23,953
2,095	Sunstone Hotel Investors, Inc.	17,074
352	Terreno Realty Corp.	18,529
1,264	Weingarten Realty Investors	23,928
		1,113,801
	Mortgage Real Estate Investment Trusts – 1.3%
2,459	Apollo Commercial Real Estate Finance, Inc.	24,123
979	Blackstone Mortgage Trust, Inc., Class A	23,584
2,005	Chimera Investment Corp.	19,268
11,764	MFA Financial, Inc.	29,292
3,640	New Residential Investment Corp.	27,045
1,779	Starwood Property Trust, Inc.	26,614
4,786	Two Harbors Investment Corp.	24,122
		174,048
	Total Real Estate Investment Trusts	1,287,849
	(Cost $1,634,123)
	Total Investments – 99.9%	13,481,736
	(Cost $14,928,041) (b)
	Net Other Assets and Liabilities – 0.1%	15,697
	Net Assets – 100.0%	$13,497,433

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $994,081 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,440,386. The net unrealized depreciation was $1,446,305.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,193,887	$ 12,193,887	$ —	$ —
Real Estate Investment Trusts*	1,287,849	1,287,849	—	—
Total Investments	$ 13,481,736	$ 13,481,736	$—	$—

*	See Portfolio of Investments for industry breakout.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.3%
	Aerospace & Defense – 1.3%
836	AAR Corp.	$17,280
360	Cubic Corp.	17,291
386	Kaman Corp.	16,058
1,391	Maxar Technologies, Inc.	24,982
2,197	Triumph Group, Inc.	19,795
		95,406
	Air Freight & Logistics – 0.2%
293	Forward Air Corp.	14,597
	Airlines – 0.5%
172	Allegiant Travel Co.	18,784
1,349	Hawaiian Holdings, Inc.	18,940
		37,724
	Auto Components – 1.4%
1,050	Cooper Tire & Rubber Co.	28,991
2,192	Dana, Inc.	26,720
256	LCI Industries	29,435
412	Standard Motor Products, Inc.	16,974
		102,120
	Automobiles – 0.6%
616	Winnebago Industries, Inc.	41,038
	Banks – 7.6%
294	1st Source Corp.	10,461
435	Atlantic Union Bankshares Corp.	10,075
286	BancFirst Corp.	11,603
289	Banner Corp.	10,982
641	Berkshire Hills Bancorp, Inc.	7,064
1,333	Boston Private Financial Holdings, Inc.	9,171
845	Brookline Bancorp, Inc.	8,518
1,455	Cadence BanCorp	12,891
143	City Holding Co.	9,319
709	ConnectOne Bancorp, Inc.	11,429
316	Eagle Bancorp, Inc.	10,349
342	Enterprise Financial Services Corp.	10,643
483	FB Financial Corp.	11,964
413	First Bancorp	10,358
1,792	First BanCorp	10,017
557	First Busey Corp.	10,388
1,043	First Commonwealth Financial Corp.	8,636
639	First Financial Bancorp	8,876
331	First Interstate BancSystem, Inc., Class A	10,248
360	First Merchants Corp.	9,925
720	First Midwest Bancorp, Inc.	9,612
830	Fulton Financial Corp.	8,740
347	German American Bancorp, Inc.	10,792
465	Great Western Bancorp, Inc.	6,398
316	Heartland Financial USA, Inc.	10,567
477	Heritage Financial Corp.	9,540
Shares	Description	Value

	Banks (Continued)
630	Hilltop Holdings, Inc.	$11,623
1,160	Hope Bancorp, Inc.	10,695
148	Independent Bank Corp.	9,929
403	Independent Bank Group, Inc.	16,330
355	International Bancshares Corp.	11,367
259	Lakeland Financial Corp.	12,067
399	National Bank Holdings Corp., Class A	10,773
294	NBT Bancorp, Inc.	9,043
599	OceanFirst Financial Corp.	10,560
853	OFG Bancorp	11,405
506	Pacific Premier Bancorp, Inc.	10,970
123	Park National Corp.	8,657
282	Preferred Bank	12,084
436	Renasant Corp.	10,856
349	S&T Bancorp, Inc.	8,184
421	Sandy Spring Bancorp, Inc.	10,432
325	ServisFirst Bancshares, Inc.	11,622
518	Simmons First National Corp., Class A	8,863
162	South State Corp.	7,721
314	Southside Bancshares, Inc.	8,704
133	Tompkins Financial Corp.	8,614
527	Towne Bank	9,929
320	TriCo Bancshares	9,744
409	Trustmark Corp.	10,029
521	United Community Banks, Inc.	10,483
682	Veritex Holdings, Inc.	12,071
402	WesBanco, Inc.	8,165
162	Westamerica BanCorp	9,302
		548,788
	Beverages – 0.3%
82	Coca-Cola Consolidated, Inc.	18,794
	Building Products – 1.2%
307	AAON, Inc.	16,667
181	CSW Industrials, Inc.	12,509
1,174	Griffon Corp.	21,742
527	Patrick Industries, Inc.	32,279
		83,197
	Capital Markets – 1.4%
444	Artisan Partners Asset Management, Inc., Class A	14,430
3,783	BGC Partners, Inc., Class A	10,365
172	Hamilton Lane, Inc., Class A	11,588
183	Houlihan Lokey, Inc.	10,182
339	Moelis & Co., Class A	10,563
188	Piper Sandler Cos.	11,122
220	PJT Partners, Inc., Class A	11,295
458	Virtu Financial, Inc., Class A	10,809
838	Waddell & Reed Financial, Inc., Class A	12,997
		103,351

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 2.4%
450	Cabot Corp.	$16,673
1,325	Chemours (The) Co.	20,339
421	HB Fuller Co.	18,777
169	Innospec, Inc.	13,055
324	Minerals Technologies, Inc.	15,205
1,007	Olin Corp.	11,570
1,576	Orion Engineered Carbons S.A.	16,690
620	PolyOne Corp.	16,263
270	Sensient Technologies Corp.	14,083
133	Stepan Co.	12,914
649	Trinseo S.A.	14,382
		169,951
	Commercial Services & Supplies – 5.0%
610	ABM Industries, Inc.	22,143
1,737	Covanta Holding Corp.	16,658
573	Deluxe Corp.	13,489
5,565	Healthcare Services Group, Inc.	136,120
771	Herman Miller, Inc.	18,203
680	HNI Corp.	20,788
2,265	Interface, Inc.	18,437
1,174	KAR Auction Services, Inc.	16,154
1,659	Knoll, Inc.	20,223
582	Matthews International Corp., Class A	11,116
284	McGrath RentCorp	15,339
1,735	Steelcase, Inc., Class A	20,924
489	U.S. Ecology, Inc.	16,567
664	Viad Corp.	12,629
		358,790
	Communications Equipment – 2.6%
1,521	InterDigital, Inc.	86,134
6,748	Plantronics, Inc.	99,061
		185,195
	Construction & Engineering – 1.3%
329	Arcosa, Inc.	13,884
406	Comfort Systems USA, Inc.	16,544
2,150	Fluor Corp.	25,972
979	Granite Construction, Inc.	18,738
934	Primoris Services Corp.	16,588
		91,726
	Consumer Finance – 0.1%
210	Nelnet, Inc., Class A	10,025
	Containers & Packaging – 0.5%
478	Greif, Inc., Class A	16,448
2,089	O-I Glass, Inc.	18,759
		35,207
Shares	Description	Value

	Distributors – 0.2%
493	Core-Mark Holding Co., Inc.	$12,303
	Diversified Consumer Services – 0.4%
41	Graham Holdings Co., Class B	14,049
3,470	OneSpaWorld Holdings Ltd.	16,552
		30,601
	Diversified Telecommunication Services – 0.4%
473	ATN International, Inc.	28,650
	Electric Utilities – 0.2%
334	Otter Tail Corp.	12,956
	Electrical Equipment – 0.5%
528	AZZ, Inc.	18,121
354	Encore Wire Corp.	17,282
		35,403
	Electronic Equipment, Instruments & Components – 1.4%
277	Badger Meter, Inc.	17,429
412	Belden, Inc.	13,411
743	Benchmark Electronics, Inc.	16,049
597	CTS Corp.	11,964
562	Methode Electronics, Inc.	17,568
660	MTS Systems Corp.	11,609
1,031	Vishay Intertechnology, Inc.	15,743
		103,773
	Energy Equipment & Services – 1.5%
3,473	Archrock, Inc.	22,540
1,126	Cactus, Inc., Class A	23,229
1,263	Core Laboratories N.V.	25,664
5,557	Patterson-UTI Energy, Inc.	19,283
6,340	RPC, Inc.	19,527
		110,243
	Entertainment – 0.2%
415	World Wrestling Entertainment, Inc., Class A	18,032
	Food & Staples Retailing – 0.5%
268	PriceSmart, Inc.	16,168
338	Weis Markets, Inc.	16,941
		33,109
	Food Products – 1.3%
947	B&G Foods, Inc.	23,088
297	Calavo Growers, Inc.	18,684
389	Cal-Maine Foods, Inc. (a)	17,303
620	Fresh Del Monte Produce, Inc.	15,264
476	Tootsie Roll Industries, Inc.	16,313
		90,652

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities – 0.4%
188	Chesapeake Utilities Corp.	$15,792
261	Northwest Natural Holding Co.	14,561
		30,353
	Health Care Equipment & Supplies – 2.0%
205	Atrion Corp.	130,587
66	Mesa Laboratories, Inc.	14,309
		144,896
	Health Care Providers & Services – 8.8%
3,538	Ensign Group (The), Inc.	148,065
1,855	National HealthCare Corp.	117,681
327	National Research Corp.	19,035
8,702	Patterson Cos., Inc.	191,444
1,928	US Physical Therapy, Inc.	156,207
		632,432
	Hotels, Restaurants & Leisure – 3.1%
1,973	Bloomin’ Brands, Inc.	21,032
1,173	Brinker International, Inc.	28,152
825	Cheesecake Factory (The), Inc.	18,909
1,077	Dave & Buster’s Entertainment, Inc.	14,357
491	Dine Brands Global, Inc.	20,671
402	Jack in the Box, Inc.	29,784
264	Papa John’s International, Inc.	20,964
1,648	Red Rock Resorts, Inc., Class A	17,980
1,083	Twin River Worldwide Holdings, Inc.	24,140
177	Wingstop, Inc.	24,598
		220,587
	Household Durables – 0.7%
833	La-Z-Boy, Inc.	22,541
738	MDC Holdings, Inc.	26,347
		48,888
	Household Products – 0.2%
85	WD-40 Co.	16,856
	Independent Power & Renewable Electricity Producers – 0.2%
507	Clearway Energy, Inc., Class C	11,691
	Industrial Conglomerates – 0.2%
700	Raven Industries, Inc.	15,057
	Insurance – 2.3%
507	American Equity Investment Life Holding Co.	12,528
148	AMERISAFE, Inc.	9,052
Shares	Description	Value

	Insurance (Continued)
257	Argo Group International Holdings Ltd.	$8,951
769	CNO Financial Group, Inc.	11,973
235	Employers Holdings, Inc.	7,085
204	FBL Financial Group, Inc., Class A	7,322
261	Horace Mann Educators Corp.	9,587
263	James River Group Holdings Ltd.	11,835
91	Kinsale Capital Group, Inc.	14,124
234	Mercury General Corp.	9,536
576	National General Holdings Corp.	12,447
55	National Western Life Group, Inc., Class A	11,175
381	ProAssurance Corp.	5,513
113	Safety Insurance Group, Inc.	8,617
343	State Auto Financial Corp.	6,123
357	Stewart Information Services Corp.	11,606
292	United Fire Group, Inc.	8,091
		165,565
	Internet & Direct Marketing Retail – 1.0%
2,111	Shutterstock, Inc.	73,822
	IT Services – 3.8%
1,622	CSG Systems International, Inc.	67,135
653	EVERTEC, Inc.	18,349
204	ManTech International Corp., Class A	13,972
2,952	NIC, Inc.	67,778
4,704	Switch, Inc., Class A	83,825
405	TTEC Holdings, Inc.	18,857
		269,916
	Leisure Products – 0.7%
666	Acushnet Holdings Corp.	23,170
1,675	Callaway Golf Co.	29,329
		52,499
	Life Sciences Tools & Services – 2.2%
4,833	Luminex Corp.	157,218
	Machinery – 5.5%
167	Alamo Group, Inc.	17,141
314	Albany International Corp., Class A	18,435
849	Altra Industrial Motion Corp.	27,049
425	Astec Industries, Inc.	19,682
418	Douglas Dynamics, Inc.	14,680
898	Enerpac Tool Group Corp.	15,805
375	EnPro Industries, Inc.	18,484
196	ESCO Technologies, Inc.	16,568
544	Federal Signal Corp.	16,173
315	Franklin Electric Co., Inc.	16,544

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
476	Gorman-Rupp (The) Co.	$14,794
392	Helios Technologies, Inc.	14,602
737	Hillenbrand, Inc.	19,951
199	Kadant, Inc.	19,832
798	Kennametal, Inc.	22,910
162	Lindsay Corp.	14,938
620	Mueller Industries, Inc.	16,480
1,854	Mueller Water Products, Inc., Class A	17,483
303	Standex International Corp.	17,438
256	Tennant Co.	16,642
1,034	Terex Corp.	19,408
924	Trinity Industries, Inc.	19,672
		394,711
	Marine – 0.2%
485	Matson, Inc.	14,114
	Media – 0.9%
376	John Wiley & Sons, Inc., Class A	14,664
1,153	Meredith Corp.	16,776
553	Scholastic Corp.	16,557
876	Sinclair Broadcast Group, Inc., Class A	16,171
		64,168
	Metals & Mining – 2.3%
603	Carpenter Technology Corp.	14,641
2,976	Cleveland-Cliffs, Inc.	16,428
745	Commercial Metals Co.	15,198
306	Compass Minerals International, Inc.	14,917
6,460	Hecla Mining Co.	21,124
170	Kaiser Aluminum Corp.	12,515
336	Materion Corp.	20,661
1,863	United States Steel Corp.	13,451
1,107	Warrior Met Coal, Inc.	17,037
448	Worthington Industries, Inc.	16,710
		162,682
	Multiline Retail – 0.7%
991	Big Lots, Inc.	41,622
381	Dillard’s, Inc., Class A	9,826
		51,448
	Multi-Utilities – 0.2%
308	Unitil Corp.	13,805
	Oil, Gas & Consumable Fuels – 2.4%
6,219	Antero Midstream Corp.	31,717
829	Delek US Holdings, Inc.	14,433
1,847	EQT Corp.	21,979
2,596	Equitrans Midstream Corp.	21,573
14,582	Kosmos Energy Ltd.	24,206
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
10,705	SM Energy Co.	$40,144
590	World Fuel Services Corp.	15,198
		169,250
	Paper & Forest Products – 0.9%
625	Boise Cascade Co.	23,506
543	Domtar Corp.	11,463
273	Neenah, Inc.	13,503
423	Schweitzer-Mauduit International, Inc.	14,132
		62,604
	Personal Products – 1.2%
369	Inter Parfums, Inc.	17,768
274	Medifast, Inc.	38,023
784	Nu Skin Enterprises, Inc., Class A	29,972
		85,763
	Professional Services – 0.5%
216	ICF International, Inc.	14,003
611	Korn Ferry	18,776
		32,779
	Real Estate Management & Development – 0.5%
2,243	Newmark Group, Inc., Class A	10,901
3,167	Realogy Holdings Corp.	23,467
		34,368
	Road & Rail – 1.3%
800	Heartland Express, Inc.	16,656
724	Marten Transport Ltd.	18,216
562	Ryder System, Inc.	21,081
768	Schneider National, Inc., Class B	18,946
410	Werner Enterprises, Inc.	17,847
		92,746
	Semiconductors & Semiconductor Equipment – 1.3%
5,483	Cohu, Inc.	95,075
	Software – 2.5%
4,472	Ebix, Inc.	99,994
2,121	Progress Software Corp.	82,189
		182,183
	Specialty Retail – 4.1%
1,550	Abercrombie & Fitch Co., Class A	16,492
1,772	American Eagle Outfitters, Inc.	19,315
3,346	Bed Bath & Beyond, Inc.	35,468
1,027	Buckle (The), Inc.	16,103
720	Children’s Place (The), Inc.	26,942

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
2,829	Designer Brands, Inc., Class A	$19,152
318	Group 1 Automotive, Inc.	20,978
2,081	Guess?, Inc.	20,123
322	Monro, Inc.	17,691
8,589	Office Depot, Inc.	20,184
996	Rent-A-Center, Inc.	27,709
2,184	Signet Jewelers Ltd.	22,430
1,061	Sonic Automotive, Inc., Class A	33,857
		296,444
	Textiles, Apparel & Luxury Goods – 1.1%
893	Kontoor Brands, Inc.	15,904
1,378	Levi Strauss & Co., Class A	18,465
472	Oxford Industries, Inc.	20,773
1,126	Wolverine World Wide, Inc.	26,810
		81,952
	Thrifts & Mortgage Finance – 1.8%
821	Capitol Federal Financial, Inc.	9,039
481	Flagstar Bancorp, Inc.	14,156
1,110	Kearny Financial Corp.	9,080
850	Meridian Bancorp, Inc.	9,860
439	Meta Financial Group, Inc.	7,977
824	Northwest Bancshares, Inc.	8,425
431	PennyMac Financial Services, Inc.	18,012
647	Premier Financial Corp.	11,433
741	Provident Financial Services, Inc.	10,707
237	Walker & Dunlop, Inc.	12,042
367	Washington Federal, Inc.	9,850
383	WSFS Financial Corp.	10,992
		131,573
	Tobacco – 0.5%
387	Universal Corp.	16,451
1,818	Vector Group Ltd.	18,289
		34,740
	Trading Companies & Distributors – 2.3%
325	Applied Industrial Technologies, Inc.	20,277
237	GATX Corp.	14,452
1,012	H&E Equipment Services, Inc.	18,702
465	Rush Enterprises, Inc., Class A	19,279
3,829	Systemax, Inc.	78,647
574	Triton International Ltd.	17,358
		168,715
	Water Utilities – 0.7%
320	California Water Service Group	15,264
268	Middlesex Water Co.	18,004
Shares	Description	Value

	Water Utilities (Continued)
279	SJW Group	$17,329
		50,597
	Wireless Telecommunication Services – 0.8%
564	Shenandoah Telecommunications Co.	27,800
1,656	Telephone & Data Systems, Inc.	32,921
		60,721
	Total Common Stocks	6,491,849
	(Cost $7,020,396)
REAL ESTATE INVESTMENT TRUSTS – 9.5%
	Equity Real Estate Investment Trusts – 7.0%
769	Acadia Realty Trust	9,982
850	Alexander & Baldwin, Inc.	10,361
35	Alexander’s, Inc.	8,432
381	American Assets Trust, Inc.	10,607
1,525	American Finance Trust, Inc.	12,101
891	Armada Hoffler Properties, Inc.	8,865
1,123	Brookfield Property REIT, Inc., Class A	11,185
645	CareTrust REIT, Inc.	11,068
5,447	Colony Capital, Inc.	13,073
763	Columbia Property Trust, Inc.	10,026
249	Community Healthcare Trust, Inc.	10,184
853	CoreCivic, Inc.	7,984
1,876	DiamondRock Hospitality Co.	10,374
2,626	Diversified Healthcare Trust	11,620
387	Easterly Government Properties, Inc.	8,947
1,064	Empire State Realty Trust, Inc., Class A	7,448
730	Essential Properties Realty Trust, Inc.	10,833
509	Four Corners Property Trust, Inc.	12,420
784	GEO Group (The), Inc.	9,275
402	Getty Realty Corp.	11,931
713	Global Net Lease, Inc.	11,928
1,066	Independence Realty Trust, Inc.	12,248
543	Industrial Logistics Properties Trust	11,159
126	Innovative Industrial Properties, Inc.	11,091
898	iStar, Inc.	11,063
1,007	Kite Realty Group Trust	11,621
308	LTC Properties, Inc.	11,602
626	Mack-Cali Realty Corp.	9,572
791	Monmouth Real Estate Investment Corp.	11,462
322	National Storage Affiliates Trust	9,229
378	NexPoint Residential Trust, Inc.	13,362
350	Office Properties Income Trust	9,090

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,150	Retail Opportunity Investments Corp.	$13,029
1,844	Retail Properties of America, Inc., Class A	13,498
1,235	RLJ Lodging Trust	11,658
1,581	RPT Realty	11,004
151	Safehold, Inc.	8,681
291	Saul Centers, Inc.	9,391
1,830	SITE Centers Corp.	14,823
2,259	Summit Hotel Properties, Inc.	13,396
1,906	Tanger Factory Outlet Centers, Inc.	13,590
1,581	Uniti Group, Inc.	14,782
95	Universal Health Realty Income Trust	7,552
1,082	Urban Edge Properties	12,843
399	Washington Real Estate Investment Trust	8,858
925	Xenia Hotels & Resorts, Inc.	8,630
		501,878
	Mortgage Real Estate Investment Trusts – 2.5%
1,945	Arbor Realty Trust, Inc.	17,972
1,082	ARMOUR Residential REIT, Inc.	10,160
1,268	Broadmark Realty Capital, Inc.	12,008
2,419	Colony Credit Real Estate, Inc.	16,981
1,880	Granite Point Mortgage Trust, Inc.	13,498
467	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,291
2,795	Invesco Mortgage Capital, Inc.	10,453
635	KKR Real Estate Finance Trust, Inc.	10,528
2,011	Ladder Capital Corp.	16,289
6,150	New York Mortgage Trust, Inc.	16,052
898	PennyMac Mortgage Investment Trust	15,742
1,884	Redwood Trust, Inc.	13,188
1,736	TPG RE Finance Trust, Inc.	14,930
		181,092
	Total Real Estate Investment Trusts	682,970
	(Cost $842,659)
	Total Investments – 99.8%	7,174,819
	(Cost $7,863,055) (b)
	Net Other Assets and Liabilities – 0.2%	11,509
	Net Assets – 100.0%	$7,186,328

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $509,706 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,197,942. The net unrealized depreciation was $688,236.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,491,849	$ 6,491,849	$ —	$ —
Real Estate Investment Trusts*	682,970	682,970	—	—
Total Investments	$ 7,174,819	$ 7,174,819	$—	$—

*	See Portfolio of Investments for industry breakout.

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.8%
	Aerospace & Defense – 1.6%
141	Boeing (The) Co.	$25,845
89	General Dynamics Corp.	13,302
43	Huntington Ingalls Industries, Inc.	7,503
30	Lockheed Martin Corp.	10,948
126	Raytheon Technologies Corp.	7,764
		65,362
	Air Freight & Logistics – 0.7%
67	FedEx Corp.	9,395
170	United Parcel Service, Inc., Class B	18,900
		28,295
	Airlines – 1.1%
1,097	American Airlines Group, Inc.	14,338
780	Delta Air Lines, Inc.	21,879
231	Southwest Airlines Co.	7,895
		44,112
	Automobiles – 1.5%
6,356	Ford Motor Co.	38,645
870	General Motors Co.	22,011
		60,656
	Banks – 2.7%
201	Bank of America Corp.	4,774
146	Citigroup, Inc.	7,461
530	Citizens Financial Group, Inc.	13,377
589	Fifth Third Bancorp	11,356
1,148	Huntington Bancshares, Inc.	10,372
55	JPMorgan Chase & Co.	5,173
884	KeyCorp	10,767
51	M&T Bank Corp.	5,303
63	PNC Financial Services Group (The), Inc.	6,628
986	Regions Financial Corp.	10,964
242	Truist Financial Corp.	9,087
180	US Bancorp	6,628
315	Wells Fargo & Co.	8,064
		109,954
	Beverages – 0.9%
203	Coca-Cola (The) Co.	9,070
36	Constellation Brands, Inc., Class A	6,298
344	Molson Coors Brewing Co., Class B	11,820
65	PepsiCo, Inc.	8,597
		35,785
	Biotechnology – 4.5%
981	AbbVie, Inc.	96,315
188	Amgen, Inc.	44,342
Shares	Description	Value

	Biotechnology (Continued)
596	Gilead Sciences, Inc.	$45,856
		186,513
	Building Products – 0.7%
546	Johnson Controls International PLC	18,640
99	Trane Technologies PLC	8,809
		27,449
	Capital Markets – 2.0%
48	Ameriprise Financial, Inc.	7,202
162	Apollo Global Management, Inc.	8,087
140	Bank of New York Mellon (The) Corp.	5,411
9	BlackRock, Inc.	4,897
100	Blackstone Group (The), Inc., Class A	5,666
80	Charles Schwab (The) Corp.	2,699
499	Franklin Resources, Inc.	10,464
25	Goldman Sachs Group (The), Inc.	4,940
119	KKR & Co., Inc.	3,675
153	Morgan Stanley	7,390
27	Nasdaq, Inc.	3,226
62	Northern Trust Corp.	4,919
47	Raymond James Financial, Inc.	3,235
94	State Street Corp.	5,974
44	T Rowe Price Group, Inc.	5,434
		83,219
	Chemicals – 1.0%
10	Air Products & Chemicals, Inc.	2,415
39	Celanese Corp.	3,367
281	Dow, Inc.	11,454
88	DuPont de Nemours, Inc.	4,675
22	FMC Corp.	2,192
25	International Flavors & Fragrances, Inc.	3,061
146	LyondellBasell Industries N.V., Class A	9,595
25	PPG Industries, Inc.	2,652
		39,411
	Commercial Services & Supplies – 0.4%
108	Republic Services, Inc.	8,861
93	Waste Management, Inc.	9,850
		18,711
	Communications Equipment – 1.3%
1,119	Cisco Systems, Inc.	52,190
	Consumer Finance – 0.9%
441	Ally Financial, Inc.	8,745
29	American Express Co.	2,761
83	Capital One Financial Corp.	5,195

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance (Continued)
177	Discover Financial Services	$8,866
441	Synchrony Financial	9,772
		35,339
	Containers & Packaging – 0.8%
19	Avery Dennison Corp.	2,168
179	International Paper Co.	6,303
879	WestRock Co.	24,840
		33,311
	Distributors – 0.3%
168	Genuine Parts Co.	14,609
	Diversified Financial Services – 0.2%
377	Equitable Holdings, Inc.	7,272
	Diversified Telecommunication Services – 2.0%
866	AT&T, Inc.	26,179
4,011	CenturyLink, Inc.	40,230
303	Verizon Communications, Inc.	16,705
		83,114
	Electric Utilities – 1.5%
71	Alliant Energy Corp.	3,397
49	American Electric Power Co., Inc.	3,902
66	Duke Energy Corp.	5,273
95	Edison International	5,160
48	Entergy Corp.	4,503
74	Evergy, Inc.	4,388
41	Eversource Energy	3,414
124	Exelon Corp.	4,500
109	FirstEnergy Corp.	4,227
10	NextEra Energy, Inc.	2,402
60	Pinnacle West Capital Corp.	4,397
310	PPL Corp.	8,010
97	Southern (The) Co.	5,029
52	Xcel Energy, Inc.	3,250
		61,852
	Electrical Equipment – 1.2%
181	Eaton Corp. PLC	15,834
333	Emerson Electric Co.	20,656
67	Rockwell Automation, Inc.	14,271
		50,761
	Electronic Equipment, Instruments & Components – 1.9%
2,401	Corning, Inc.	62,186
177	TE Connectivity Ltd.	14,434
		76,620
Shares	Description	Value

	Energy Equipment & Services – 0.6%
339	Baker Hughes Co.	$5,217
797	Halliburton Co.	10,345
571	Schlumberger Ltd.	10,501
		26,063
	Food & Staples Retailing – 1.2%
278	Kroger (The) Co.	9,410
317	Sysco Corp.	17,327
353	Walgreens Boots Alliance, Inc.	14,964
67	Walmart, Inc.	8,025
		49,726
	Food Products – 2.4%
282	Archer-Daniels-Midland Co.	11,252
162	Campbell Soup Co.	8,040
244	Conagra Brands, Inc.	8,582
174	General Mills, Inc.	10,727
43	Hershey (The) Co.	5,574
98	Hormel Foods Corp.	4,730
70	JM Smucker (The) Co.	7,407
156	Kellogg Co.	10,305
646	Kraft Heinz (The) Co.	20,601
110	Mondelez International, Inc., Class A	5,624
117	Tyson Foods, Inc., Class A	6,986
		99,828
	Gas Utilities – 0.1%
26	Atmos Energy Corp.	2,589
	Health Care Equipment & Supplies – 0.8%
344	Medtronic PLC	31,545
	Health Care Providers & Services – 3.1%
84	AmerisourceBergen Corp.	8,465
1,086	Cardinal Health, Inc.	56,678
231	CVS Health Corp.	15,008
426	Quest Diagnostics, Inc.	48,547
		128,698
	Hotels, Restaurants & Leisure – 7.9%
450	Aramark	10,157
4,698	Carnival Corp.	77,141
466	Darden Restaurants, Inc.	35,309
700	Las Vegas Sands Corp.	31,878
140	Marriott International, Inc., Class A	12,002
72	McDonald’s Corp.	13,282
1,580	MGM Resorts International	26,544
1,197	Royal Caribbean Cruises Ltd.	60,209
145	Starbucks Corp.	10,671
450	Wynn Resorts Ltd.	33,520

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
150	Yum! Brands, Inc.	$13,036
		323,749
	Household Durables – 0.6%
139	DR Horton, Inc.	7,707
100	Garmin Ltd.	9,750
228	PulteGroup, Inc.	7,759
		25,216
	Household Products – 0.7%
34	Clorox (The) Co.	7,459
97	Colgate-Palmolive Co.	7,106
63	Kimberly-Clark Corp.	8,905
61	Procter & Gamble (The) Co.	7,294
		30,764
	Independent Power & Renewable Electricity Producers – 0.2%
341	AES (The) Corp.	4,941
229	Vistra Corp.	4,264
		9,205
	Industrial Conglomerates – 0.7%
119	3M Co.	18,563
73	Honeywell International, Inc.	10,555
		29,118
	Insurance – 2.4%
122	Aflac, Inc.	4,396
32	Allstate (The) Corp.	3,104
285	American International Group, Inc.	8,886
34	Arthur J. Gallagher & Co.	3,315
32	Chubb Ltd.	4,052
53	Cincinnati Financial Corp.	3,394
21	Everest Re Group Ltd.	4,330
271	Fidelity National Financial, Inc.	8,309
129	Hartford Financial Services Group (The), Inc.	4,973
286	Lincoln National Corp.	10,522
31	Marsh & McLennan Cos., Inc.	3,328
247	MetLife, Inc.	9,020
294	Principal Financial Group, Inc.	12,213
198	Prudential Financial, Inc.	12,058
44	Travelers (The) Cos., Inc.	5,018
		96,918
	Internet & Direct Marketing Retail – 0.7%
262	eBay, Inc.	13,742
172	Expedia Group, Inc.	14,138
		27,880
Shares	Description	Value

	IT Services – 3.3%
44	Accenture PLC, Class A	$9,448
69	Automatic Data Processing, Inc.	10,274
89	Broadridge Financial Solutions, Inc.	11,231
651	International Business Machines Corp.	78,621
239	Paychex, Inc.	18,104
329	Western Union (The) Co.	7,113
		134,791
	Leisure Products – 0.2%
131	Hasbro, Inc.	9,818
	Machinery – 2.6%
112	Caterpillar, Inc.	14,168
106	Cummins, Inc.	18,366
61	Deere & Co.	9,586
106	Dover Corp.	10,235
80	Illinois Tool Works, Inc.	13,988
131	PACCAR, Inc.	9,805
80	Parker-Hannifin Corp.	14,662
104	Stanley Black & Decker, Inc.	14,496
		105,306
	Media – 2.1%
369	Comcast Corp., Class A	14,384
503	Fox Corp., Class A	13,490
351	Omnicom Group, Inc.	19,165
1,744	ViacomCBS, Inc., Class B	40,670
		87,709
	Metals & Mining – 0.2%
376	Freeport-McMoRan, Inc.	4,350
106	Nucor Corp.	4,390
		8,740
	Multiline Retail – 0.4%
123	Target Corp.	14,751
	Multi-Utilities – 1.2%
42	Ameren Corp.	2,955
551	CenterPoint Energy, Inc.	10,287
51	CMS Energy Corp.	2,979
56	Consolidated Edison, Inc.	4,028
81	Dominion Energy, Inc.	6,576
50	DTE Energy Co.	5,375
148	NiSource, Inc.	3,366
108	Public Service Enterprise Group, Inc.	5,309
35	Sempra Energy	4,103
35	WEC Energy Group, Inc.	3,068
		48,046
	Oil, Gas & Consumable Fuels – 3.1%
2,972	Apache Corp.	40,122
48	Chevron Corp.	4,283

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
79	ConocoPhillips	$3,320
71	Diamondback Energy, Inc.	2,969
44	EOG Resources, Inc.	2,229
125	Exxon Mobil Corp.	5,590
47	Hess Corp.	2,435
268	Kinder Morgan, Inc.	4,066
202	Marathon Petroleum Corp.	7,551
1,220	Occidental Petroleum Corp.	22,326
394	ONEOK, Inc.	13,089
65	Phillips 66	4,673
15	Pioneer Natural Resources Co.	1,465
93	Valero Energy Corp.	5,470
399	Williams (The) Cos., Inc.	7,589
		127,177
	Pharmaceuticals – 5.1%
701	Bristol-Myers Squibb Co.	41,219
180	Eli Lilly & Co.	29,552
287	Johnson & Johnson	40,361
508	Merck & Co., Inc.	39,284
1,777	Pfizer, Inc.	58,108
		208,524
	Road & Rail – 0.6%
66	Norfolk Southern Corp.	11,588
73	Union Pacific Corp.	12,342
		23,930
	Semiconductors & Semiconductor Equipment – 13.0%
344	Analog Devices, Inc.	42,188
494	Applied Materials, Inc.	29,862
259	Broadcom, Inc.	81,743
538	Intel Corp.	32,189
191	KLA Corp.	37,146
98	Lam Research Corp.	31,699
994	Maxim Integrated Products, Inc.	60,246
394	Microchip Technology, Inc.	41,492
670	QUALCOMM, Inc.	61,111
263	Skyworks Solutions, Inc.	33,627
413	Texas Instruments, Inc.	52,439
301	Xilinx, Inc.	29,615
		533,357
	Software – 1.4%
1,412	NortonLifeLock, Inc.	28,000
508	Oracle Corp.	28,077
		56,077
	Specialty Retail – 1.5%
257	Best Buy Co., Inc.	22,428
65	Home Depot (The), Inc.	16,283
117	Lowe’s Cos., Inc.	15,809
Shares	Description	Value

	Specialty Retail (Continued)
164	TJX (The) Cos., Inc.	$8,292
		62,812
	Technology Hardware, Storage & Peripherals – 6.7%
6,094	Hewlett Packard Enterprise Co.	59,295
2,758	HP, Inc.	48,072
1,308	NetApp, Inc.	58,036
1,328	Seagate Technology PLC	64,288
1,070	Western Digital Corp.	47,241
		276,932
	Textiles, Apparel & Luxury Goods – 0.2%
161	VF Corp.	9,811
	Tobacco – 0.9%
549	Altria Group, Inc.	21,548
216	Philip Morris International, Inc.	15,133
		36,681
	Trading Companies & Distributors – 0.6%
353	Fastenal Co.	15,122
36	WW Grainger, Inc.	11,310
		26,432
	Water Utilities – 0.1%
64	Essential Utilities, Inc.	2,703
	Total Common Stocks	3,769,431
	(Cost $3,942,159)
REAL ESTATE INVESTMENT TRUSTS – 8.0%
	Equity Real Estate Investment Trusts – 6.5%
28	Alexandria Real Estate Equities, Inc.	4,543
37	AvalonBay Communities, Inc.	5,722
60	Boston Properties, Inc.	5,423
67	Camden Property Trust	6,112
29	Crown Castle International Corp.	4,853
30	Digital Realty Trust, Inc.	4,263
113	Duke Realty Corp.	3,999
50	Equity LifeStyle Properties, Inc.	3,124
79	Equity Residential	4,647
21	Essex Property Trust, Inc.	4,813
51	Extra Space Storage, Inc.	4,711
471	Gaming and Leisure Properties, Inc.	16,297
341	Healthpeak Properties, Inc.	9,398
861	Host Hotels & Resorts, Inc.	9,290
155	Invitation Homes, Inc.	4,267
456	Medical Properties Trust, Inc.	8,573
48	Mid-America Apartment Communities, Inc.	5,504
44	Prologis, Inc.	4,106
26	Public Storage	4,989

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
144	Realty Income Corp.	$8,568
209	Regency Centers Corp.	9,591
364	Simon Property Group, Inc.	24,890
26	Sun Communities, Inc.	3,528
135	UDR, Inc.	5,046
579	Ventas, Inc.	21,203
3,016	VEREIT, Inc.	19,393
559	VICI Properties, Inc.	11,286
264	Vornado Realty Trust	10,087
218	Welltower, Inc.	11,281
621	Weyerhaeuser Co.	13,948
161	WP Carey, Inc.	10,892
		264,347
	Mortgage Real Estate Investment Trusts – 1.5%
2,273	AGNC Investment Corp.	29,322
5,102	Annaly Capital Management, Inc.	33,469
		62,791
	Total Real Estate Investment Trusts	327,138
	(Cost $399,230)
	Total Investments – 99.8%	4,096,569
	(Cost $4,341,389) (a)
	Net Other Assets and Liabilities – 0.2%	8,604
	Net Assets – 100.0%	$4,105,173

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $311,315 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $556,135. The net unrealized depreciation was $244,820.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,769,431	$ 3,769,431	$ —	$ —
Real Estate Investment Trusts*	327,138	327,138	—	—
Total Investments	$ 4,096,569	$ 4,096,569	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Riskalyze, Nasdaq Riskalyze Large Cap US Equity Select Index, Nasdaq Riskalyze Mid Cap US Equity Select Index, Nasdaq Riskalyze Small Cap US Equity Select Index, Nasdaq Riskalyze Equity Income Select Index, Nasdaq Riskalyze Developed Market Ex-US Equity Select Index, and Nasdaq Riskalyze Emerging Market Equity Select Index are trademarks of Riskalyze, Inc. (the “Licensor”) and have been licensed for use for certain purposes by First Trust. The Funds are based on the Licensor’s indices and are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such Funds.